As filed with the U.S. Securities and Exchange Commission on March 27, 2002

                    Registration Nos. 333-11125 and 811-07795

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /x/
                         PRE-EFFECTIVE AMENDMENT NO.        / /

                       POST-EFFECTIVE AMENDMENT NO. 52      /x/

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/


                              AMENDMENT NO. 53     /x/


                            J.P. MORGAN SERIES TRUST
                           (formerly JPM Series Trust)
               (Exact Name of Registrant as Specified in Charter)
                   522 Fifth Avenue, New York, New York 10036
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-521-5411
             Judy Bartlett, c/o J.P. Morgan Fund Distributors, Inc.
                 1211 Avenue of the Americas, New York, NY 10036
                     (Name and Address of Agent for Service)

Copy to: John E. Baumgardner, Jr., Esq.               Sarah E. Cogan, Esq.
Sullivan & Cromwell                  .                Simpson Thacher & Bartlett
125 Broad Street                                      425 Lexington Ave.
New York, New York 10004                              New York, New York 10017

It is proposed that this filing will become effective (check appropriate box):

[x] Immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)

                                                      PROSPECTUS JANUARY 1, 2002
                                                       AS REVISED MARCH 27, 2002

JPMORGAN INCOME FUNDS


Class A and Class B Shares

U.S. High Yield Bond Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

U.S. High Yield Bond Fund                           1

Fund's Management and Administration                6

How Your Account Works                              7

   Know Which Classes to Buy                        7

   Buying Fund Shares                               9

   Selling Fund Shares                             10

   Exchanging Fund Shares                          11

Distributions and Taxes                            12

Shareholder Services                               14

Investments                                        16

Risk and Reward Elements                           18

How To Reach Us                            Back cover

JPMORGAN U.S. HIGH YIELD BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 16-20.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of high yield fixed income securities of domestic issuers.

THE FUND'S MAIN
INVESTMENT STRATEGY

The Fund invests primarily in a wide range of debt securities from issuers located in the United States. Issuers may include corporations, financial institutions and U.S. federal, state and local governments whose securities the Fund believes have the potential to provide high current income as well as capital appreciation and a high total return over time. Under normal circumstances, the Fund invests at least 80% of its net Assets in high yield, fixed income securities that are rated in the lower rating categories (BB to C) or are the unrated equivalent. "Assets" means net assets plus the amount of borrowings for investment purposes. These securities are commonly referred to as "junk bonds." The Fund may purchase securities of any maturity, but, under normal market conditions, the Fund's average effective portfolio duration generally will range between four and five years.


The Fund may also invest in private placements, convertible securities, preferred stock and asset-backed and mortgage-backed securities.


Up to 20% of net assets may be invested in foreign securities, including debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.
- THE FUND MAY TRADE SECURITIES ACTIVELY, WHICH COULD INCREASE TRANSACTION COSTS (AND LOWER PERFORMANCE) AND INCREASE YOUR TAXABLE DIVIDENDS.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's target duration is generally shorter than its average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN
INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared for risks that exceed those of more traditional bond funds.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

The Fund may use future contracts and other derivatives to help create exposure to interest rates and credit sectors and to manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST

THE FUND IS DESIGNED FOR INVESTORS WHO:
   - ARE PURSUING A LONG-TERM GOAL OF TOTAL RETURN
   - WANT TO ADD AN AGGRESSIVE FIXED INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
   - WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF TYPICAL BOND FUNDS
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
   - REQUIRE STABILITY OF PRINCIPAL
   - ARE NOT PREPARED TO ACCEPT A HIGHER DEGREE OF RISK THAN MOST TRADITIONAL BOND FUNDS
   - ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)

The Fund was recently organized on 11/30/01 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Class A and Class B shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES FOR CLASS A AND CLASS B SHARES
The sales charges and estimated expenses of Class A and B Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDERS FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          CLASS A SHARES CLASS B SHARES
 MAXIMUM SALES CHARGE
 (LOAD) WHEN YOU BUY
 SHARES, SHOWN AS % OF THE
 OFFERING PRICE*                                4.50%           NONE

 MAXIMUM DEFERRED SALES
 CHARGE (LOAD) SHOWN AS
 LOWER OF ORIGINAL PURCHASE
 PRICE OR REDEMPTION PROCEEDS                   NONE            5.00%

* The offering price is the net asset value of the shares purchased plus any sales charge.
(1) The Fund's fiscal year end is 10/31.


ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS A AND B ASSETS)


                                           CLASS A SHARES CLASS B SHARES
 MANAGEMENT FEES                                0.55            0.55

 DISTRIBUTION (12b-1) FEES                      0.25            0.75

 SHAREHOLDER SERVICE FEES                       0.25            0.25

 OTHER EXPENSES(1)                              0.63            0.63
------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                       1.68            2.18

 FEE WAIVER AND EXPENSE REIMBURSEMENT(2)       (0.53)          (0.53)
------------------------------------------------------------------------
 NET EXPENSES(2)                                1.15            1.65

(1) "Other expenses" are based on estimated expenses for the current fiscal year.


(2) Reflects an agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Class A and B shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.15% And 1.65% Respectively, of their average daily net assets through 12/31/03.

EXAMPLE This example helps you compare the cost of investing in Class A and B Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03 and total operating expenses thereafter.


This example is for comparison only; the actual returns of the Class A and BShares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

                                                          1 YEAR  3 YEARS
 CLASS A SHARES* ($)                                        562     799
 CLASS B SHARES** ($)                                       668     820

IF YOU DON'T SELL YOUR SHARES YOUR COST WOULD BE:

                                                          1 YEAR  3 YEARS
 CLASS B SHARES ($)                                         168     520

  *Assumes sales charge is deducted when shares are purchased.
 **Assumes applicable deferred sales charge is deducted when shares are sold.

                    THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of J.P.Morgan Series Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 5th Avenue, New York, NY10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

THE PORTFOLIO MANAGERS
The Fund is managed by a team of individuals at JPMIM.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A and B Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or J.P. Morgan Fund Distributors Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

KNOW WHICH CLASSES TO BUY
The Fund may issue multiple classes of shares. This prospectus relates to Class A and Class B Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

You will need to choose a share class before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge, but higher annual fees and a contingent deferred sales charge.

ABOUT SALES CHARGES
You may pay a sales charge to buy Class A Shares and you may pay a deferred sales charge with respect to B Shares in the Fund. There are also ongoing charges that all investors pay as long as they own their shares.

Different charges are associated with each class of shares:

- If you choose to invest in Class A Shares, you may pay a sales charge when you invest.

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

There are a number of plans and special discounts which can decrease or eliminate these charges.

This section explains how the three sales charges work.

CLASS A SHARES
The initial sales charge is deducted directly from the money you invest. As the following table shows, the sales charge decreases as your investment increases. The public offering price of Class A Shares is the net asset value plus the initial sales charge. Net asset value is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors.

The following charts show sales charges for the Fund.

 TOTAL SALES CHARGE

                       AS % OF THE        AS %
                       OFFERING           OF NET
 AMOUNT OF             PRICE              AMOUNT
 INVESTMENT            PER SHARE          INVESTED
 ----------            ---------          --------
 LESS THAN $100,000             4.50%        6.10%

 $100,000 BUT UNDER $250,000    3.75%        3.90%

 $250,000 BUT UNDER $500,000    2.50%        2.56%

 $500,000 BUT UNDER $1 MILLION  2.00%        2.04%

CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years. Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after you bought them.

YEAR       DEFERRED SALES CHARGE
 1         5%

 2         4%

 3         3%

 4         3%

 5         2%

 6         1%

 7         NONE

 8         NONE

We calculate the contingent deferred sales charge from the month you buy your shares. We always sell the shares with the lowest contingent deferred sales charge first. Shares acquired by the reinvestment distribution can be sold without a contingent deferred sales charge.

GENERAL
The Fund has adopted Rule 12b-1 distribution plans under which they pay annual distribution fees of up to 0.25% of the average daily net assets attributed to Class A Shares and up to 0.75% of the average daily net assets attributed to Class B Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

WHICH CLASS OF SHARES IS BEST?
Your decision about which class of shares to buy depends on a number of factors, including the number of shares you're buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you don't want to pay an up-front sales charge, you may consider buying Class B shares.

Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated. In almost all cases, if you plan to buy $250,000 of shares or more, Class A Shares are the most economical choice.

If you plan to buy less than $100,000 of Shares, Class B Shares will generally be the most economical choice.

You should also consider the distribution and service fees, which are lower for Class A Shares. These fees appear in the table called Estimated Annual Operating Expenses (expenses that are deducted from Fund assets) for the Fund.

Your investment representative may be able to advise you about the best class of shares for you.

BUYING FUND SHARES
You can buy shares three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC
INVESTMENT PLAN
You can make regular automatic purchases of at least $100. See Shareholder Services for details.

GENERAL
Whether you choose Class A or B Shares, the price of the shares is based on the net asset value per share (NAV). NAV is the value of everything the Fund owns, minus everything it owes, divided by the number of shares held by investors. You will pay the public offering price, which is based on the next NAV calculated after the JPMorgan Funds Service Center accepts your instructions. The Fund calculates its NAV once each day at the close of regular trading on the New York Stock Exchange. The Fund generally values its assets at the market value but may use fair value if market prices are unavailable. The JPMorgan Funds Service Center will not accept your order until it is in proper form. An order is in proper form only after payment is converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the New York Stock Exchange is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 THE JPMORGAN FUNDS SERVICE CENTER

 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF          INITIAL       ADDITIONAL
 ACCOUNT          INVESTMENT    INVESTMENTS
 -------          ----------    -----------
 REGULAR ACCOUNT    $2,500        $500

 SYSTEMATIC

 INVESTMENT PLAN(1) $1,000        $100

 IRAS               $1,000        $100

 SEP-IRAS           $1,000        $100

 EDUCATION IRAS       $500        $100

(1) For alternative minimum investments for systematic investment plan accounts, please see Shareholder Services.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to stop offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase your shares by uncertified check, you cannot sell your shares until 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays. The Fund will not issue certificates for Class A or Class B Shares.

SELLING FUND SHARES
You can sell your shares three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative that you want to sell your shares. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell shares of the Fund worth $25,000 or more by phone, we will send the proceeds by wire only to a bank account on our records. Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell as little as $50 worth of shares. See Shareholder Services for details.

GENERAL
You can sell your shares on any day that the JPMorgan Funds Service Center is accepting purchase orders. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order, in proper form, less any applicable sales charges. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the New York Stock Exchange, the Fund will send you the proceeds the next business day. We will not accept an order to sell shares if the Fund hasn't collected your payment for the shares. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the JPMorgan Funds Service Center for more details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your shares for shares of the same class of certain other JPMorgan Funds at net asset value, beginning 15 days after you buy your shares. For tax purposes, an exchange is treated as a sale of Fund shares. This will generally result in a capital gain or loss to you.

You can exchange your shares in one of three ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE
Tell your representative which Funds' shares you want to exchange. He or she will send the necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782 to ask for details.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can automatically exchange shares from one JPMorgan fund to shares of another fund of the same class. See Shareholder Services for details.

GENERAL
If you exchange Class B Shares of the Fund for Class B Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. Carefully read the prospectus of the JPMorgan fund you want to buy before making an exchange. You will need to meet any minimum investment requirements.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

OTHER INFORMATION CONCERNING THE FUND We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below $500 for 30 days as a result of selling shares. We may also close your account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by phone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:
JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

DISTRIBUTIONS AND TAXES
The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund typically pays ordinary income dividends monthly. Capital gains, if any, are distributed once a year. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, the Fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund's net investment income and net capital gain.

You have three options for your distributions. You may:

- reinvest all of them in additional Fund shares without a sales charge;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN
If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semi-annual basis. You may also choose to make a lower initial investment of $250 which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check to the JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAW PLAN
You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can transfer assets automatically from one JPMorgan Fund account to another on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange money between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

REINSTATEMENT PRIVILEGE
You can buy back Class A Shares you sell, without paying a sales charge, as long as you make a request in writing within 90 days of the sale. If you sell Class B Shares on which you've paid a deferred sales charge, you can use the proceeds to buy Class A Shares without a sales charge. You must buy the Class A Shares within 90 days of selling the Class B Shares.

                       This page intentionally left blank.

INVESTMENTS
This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.

REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to to the seller on a particular date and at a specific price.

REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.

RISK RELATED TO CERTAIN INVESTMENTS HELD BY THE FUNDS:

CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

            - Permitted (and if applicable, percentage limitation) percentage of total assets - BOLD percentage of net assets - ITALIC
            *  Permitted, but not typically used

                    RELATED TYPES OF RISK
        credit, interest rate, market, prepayment                                      -

        credit, currency, liquidity, political                                         -

        credit, currency, interest rate, liquidity, market, political                  -


        credit, currency, interest rate, liquidity, market, political,
        valuation                                                                      -

        credit, currency, interest rate, liquidity, market, political,
        valuation                                                                      -

        credit, environmental, extension, interest rate, liquidity,
        market, natural event, political, prepayment, valuation                        *

        credit, currency, extension, interest rate, leverage,
        market, political, prepayment                                                  -

        currency, extension, interest rate, leverage,
        liquidity, market, political, prepayment                                       *

        credit, currency, extension, interest rate, liquidity,
        political, prepayment                                                          -

        credit, interest rate, liquidity, market, valuation                            -

        credit, interest rate, liquidity, market, natural event,
        prepayment, valuation                                                          -

        credit                                                                         -

        credit                                                                         -(1)

        credit, currency, interest rate, leverage, market, political                   -

        credit, interest rate, market, natural event, political                        -(1)

        interest rate                                                                  -

        credit, currency, interest rate, liquidity, market, political,
        valuation                                                                      -

        MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

        NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

        POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

        PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

        VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

        (1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
- The Fund's share price,       - Bonds have generally                          - Under normal
  yield, and total return         outperformed money                              circumstances the Fund
  will fluctuate in               market investments over                         plans to remain fully
  response to bond market         the long term, with                             invested in bonds and
  movements                       less risk than stocks                           other fixed income
- The value of most bonds                                                         securities.
  will fall                     - Most bonds will rise in
  when interest rates             value when interest                           - Bond investments may
  rise; the longer a              rates fall                                      include U.S. and
  bond's maturity and the       - Mortgage-backed and                             foreign corporate and
  lower its credit                asset-backed securities                         government bonds,
  quality, the more its           and direct mortgages                            mortgage-backed and
  value typically falls           can offer attractive                            asset-backed
- Adverse market                  returns                                         securities, convertible
  conditions may from                                                             securities,
  time to time cause the                                                          participation interests
  Fund to take temporary                                                          and private placements
  defensive positions                                                           - The Fund seeks to limit
  that are inconsistent                                                           risk and enhance total
  with its principal                                                              return or yields
  investment strategies                                                           through careful
  and may hinder the Fund                                                         management, sector
  from achieving its                                                              allocation, individual
  investment objective                                                            securities selection,
- Mortgage-backed and                                                             and duration management
  asset-backed securities                                                       - During severe market
  (securities                                                                     downturns, the Fund has
  representing an                                                                 the option of investing
  interest in, or secured                                                         up to 100% of assets in
  by, a pool of mortgages                                                         high quality short-term
  or other assets such as                                                         instruments
  receivables) and direct                                                       - The adviser monitors
  mortgages could                                                                 interest rate trends,
  generate capital losses                                                         as well as geographic
  or periods of low                                                               and demographic
  yields if they are paid                                                         information related to
  off substantially                                                               mortgage-backed
  earlier or later than                                                           securities and mortgage
  anticipated                                                                     prepayments

  CREDIT QUALITY
- The default of an                        - Investment-grade bonds             - The Fund maintains its
  issuer would leave the                     have a lower risk of                 own policies for
  Fund with unpaid                           default                              balancing credit
  interest or principal                    - Junk bonds offer higher              quality against
- Junk bonds (those rated                    yields and higher                    potential yields and
  BB, Ba or lower) have a                    potential gains                      gains in light of its
  higher risk of default,                                                         investment goals
  tend to be less liquid,                                                       - The adviser develops
  and may be more                                                                 its own ratings of
  difficult to value                                                              unrated securities and
                                                                                  makes a credit quality
                                                                                  determination for
                                                                                  unrated securities

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys            - The Fund can take                             - The Fund segregates
  securities before issue         advantage of attractive                         liquid assets to offset
  or for delayed                  transaction                                     leverage risks
  delivery, it could be           opportunities
  exposed to leverage
  risk if it does not
  segregate liquid assets

  MANAGEMENT CHOICES
- The Fund could                - The Fund could                                - The adviser focuses its
  underperform its                outperform its                                  active management on
  benchmark due to its            benchmark due to these                          those areas where it
  sector, securities or           same choices                                    believes its commitment
  duration choices                                                                to research can most
                                                                                  enhance returns and
                                                                                  manage risks in a
                                                                                  consistent way

  DERIVATIVES
- Derivatives such as           - Hedges that correlate                         - The Fund uses
  futures, options and            well with underlying                            derivatives, such as
  swaps that are used for         positions can reduce or                         futures, options, and
  hedging the portfolio           eliminate losses at low                         swaps for hedging and
  or specific securities          cost                                            for risk management
  may not fully offset          - The Fund could make                             (i.e., to adjust
  the underlying                  money and protect                               duration or yield curve
  positions and this              against losses if                               exposure, or to
  could result in losses          management's analysis                           establish or adjust
  to the Fund that would          proves correct                                  exposure to particular
  not have otherwise            - Derivatives that                                securities, markets, or
  occurred                        involve leverage could                          currencies); risk
- Derivatives used for            generate substantial                            management may include
  risk management may not         gains at low cost                               management of the
  have the intended                                                               Fund's exposure
  effects and may result                                                          relative to its
  in losses or missed                                                             benchmark
  opportunities                                                                 - The Fund only
- The counterparty to a                                                           establishes hedges that
  derivatives contract                                                            they expect will be
  could default                                                                   highly correlated with
- Certain types of                                                                underlying positions
  derivatives involve                                                           - While the Fund may use
  costs to the Fund which                                                         derivatives that
  can reduce returns                                                              incidentally involve
- Derivatives that                                                                leverage, they do not
  involve leverage could                                                          use them for the
  magnify losses                                                                  specific purpose of
- Derivatives used for                                                            leveraging its
  non-hedging purposes                                                            portfolio
  could cause losses that
  exceed the original
  investment
- Derivatives may, for
  tax purposes, affect
  the character of gain
  and loss realized by
  the Fund, accelerate
  recognition of income
  to the Fund, affect the
  holding period of the
  Fund's assets and defer
  recognition of certain
  of the Fund's losses

   (1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
FOREIGN INVESTMENTS
- The Fund could lose           - Foreign bonds, which                          - To the extent that the
  money because of                represent a major                               Fund invests in foreign
  foreign government              portion of the world's                          bonds, it may manage
  actions, political              fixed income                                    the currency exposure
  instability, or lack of         securities, offer                               of its foreign
  adequate and accurate           attractive potential                            investments relative to
  information                     performance and                                 its benchmark, and may
- Currency exchange rate          opportunities for                               hedge a portion of its
  movements could reduce          diversification                                 foreign currency
  gains or create losses        - Favorable exchange rate                         exposure into the U.S.
- Currency and investment         movements could                                 dollar from time to
  risks tend to be higher         generate gains or                               time (see also
  in emerging markets;            reduce losses                                   "Derivatives").
  these markets also            - Emerging markets can
  present higher                  offer higher returns
  liquidity and valuation
  risks

  SECURITIES LENDING
- When the Fund lends a         - The Fund may enhance                          - The adviser maintains a
  security, there is a            income through the                              list of approved
  risk that the loaned            investment of the                               borrowers
  securities may not be           collateral received                           - The Fund receives
  returned if the                 from the borrower                               collateral equal to at
  borrower or the lending                                                         least 100% of the
  agent defaults                                                                  current value of
- The collateral will be                                                          securities loaned plus
  subject to the risks of                                                         accrued interest
  the securities in which                                                       - The lending agents
  it is invested                                                                  indemnify the Fund
                                                                                  against borrower
                                                                                  default
                                                                                - The adviser's
                                                                                  collateral investment
                                                                                  guidelines limit the
                                                                                  quality and duration of
                                                                                  collateral investment
                                                                                  to minimize losses
                                                                                - Upon recall, the
                                                                                  borrower must return
                                                                                  the securities loaned
                                                                                  within the normal
                                                                                  settlement period

  ILLIQUID HOLDINGS
- The Fund could have           - These holdings may                            - The Fund may invest
  difficulty valuing              offer more attractive                           more than 15% of net
  these holdings                  yields or potential                             assets in illiquid
  precisely                       growth than comparable                          holdings
- The Fund could be               widely traded                                 - To maintain adequate
  unable to sell these            securities                                      liquidity to meet
  holdings at the time or                                                         redemptions, the Fund
  price desired                                                                   may hold high quality
                                                                                  short-term instruments
                                                                                  (including repurchase
                                                                                  agreements and reverse
                                                                                  repurchase agreements)
                                                                                  and, for temporary or
                                                                                  extraordinary purposes,
                                                                                  may borrow from banks
                                                                                  up to 33 1/3% of the
                                                                                  value of its total
                                                                                  assets

  SHORT-TERM TRADING
- Increased trading would       - The Fund could realize                        - The Fund may use
  raise the Fund's                gains in a short period                         short-term trading to
  transaction costs               of time                                         take advantage of
- Increased short-term          - The Fund could protect                          attractive or
  capital gains                   against losses if a                             unexpected
  distributions would             bond is overvalued and                          opportunities or to
  raise shareholders'             its value later falls                           meet demands generated
  income tax liability                                                            by shareholder activity

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS
SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392


If you buy shares through an institution Please contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


Public Reference Room of the SEC Washington, DC 20549-0102. 1-202-942-8090 E-mail: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


            The Fund's Investment Company Act File No. is 811-07795.
     (C) J.P. Morgan Chase &Co. All Rights Reserved. March 2002


                                                                    PR-USHYB-302

                                                       PROSPECTUS MARCH 27, 2002

JPMORGAN INCOME FUNDS

INSTITUTIONAL SHARES


U.S. HIGH YIELD BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


U.S. High Yield Bond Fund                           1

Fund's Management and Administration                5

How Your Account Works                              6

   Buying Fund Shares                               6

   Selling Fund Shares                              6

   Exchanging Fund Shares                           7

   Other Information Concerning the Fund            7

   Distributions and Taxes                          8

Investments                                        10

Risk and Reward Elements                           12

How To Reach Us                            Back cover

JPMorgan U.S. HIGH YIELD BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 16-20.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of high yield fixed income securities of domestic issuers.

THE FUND'S MAIN
INVESTMENT STRATEGY


The Fund invests primarily in a wide range of debt securities from issuers located in the United States. Issuers may include corporations, financial institutions and U.S. federal, state and local governments whose securities the Fund believes have the potential to provide high current income as well as capital appreciation and a high total return over time. Under normal circumstances, the Fund invests at least 80% of its net Assets in high yield, fixed income securities that are rated in the lower rating categories (BB to C) or are the unrated equivalent. "Assets" means net assets plus the amount of borrowings for investment purposes. These securities are commonly referred to as "junk bonds." The Fund may purchase securities of any maturity, but, under normal market conditions, the Fund's average effective portfolio duration generally will range between four and five years.


The Fund may also invest in private placements, convertible securities, preferred stock and asset-backed and mortgage-backed securities.


Up to 20% of net assets may be invested in foreign securities, including debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.
- THE FUND MAY TRADE SECURITIES ACTIVELY, WHICH COULD INCREASE TRANSACTION COSTS (AND LOWER PERFORMANCE) AND INCREASE YOUR TAXABLE DIVIDENDS.

FREQUENCY OF TRADING
HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's target duration is generally shorter than its average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared for risks that exceed those of more traditional bond funds.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.

Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

The Fund may use future contracts and other derivatives to help create exposure to interest rates and credit sectors and to manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    ARE PURSUING A LONG-TERM GOAL OF TOTAL RETURN
- WANT TO ADD AN AGGRESSIVE FIXED INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF TYPICAL BOND FUNDS
THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
- ARE NOT PREPARED TO ACCEPT A HIGHER DEGREE OF RISK THAN MOST TRADITIONAL BOND FUNDS
-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)


The Fund was recently organized on 11/30/01 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Institutional Class Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)


 MANAGEMENT FEES                                                      0.55

 DISTRIBUTION (RULE 12b-1) FEES                                       NONE

 SHAREHOLDER SERVICE FEES                                             0.10

 OTHER EXPENSES(2)                                                    0.50
---------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                             1.15

 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                             (0.40)
---------------------------------------------------------------------------
 NET EXPENSES(3)                                                      0.75


(1)  The Fund's fiscal year end is 10/31.
(2) "Other expenses" are based on estimated expenses for the current fiscal year.

(3) Reflects an agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total operating expenses of Institutional Class Shares (excluding interest, taxes extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.75% Of their average daily net assets through 12/31/05.


EXAMPLE
This example helps you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/05 and total operating expenses thereafter.


This example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                          77          240

                    THE FUNDS' MANAGEMENT AND ADMINISTRATION


The Fund is a series of J.P.Morgan Series Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 5th Avenue, New York, NY10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

THE PORTFOLIO MANAGERS
The Fund is managed by a team of individuals at JPMIM.

THE FUND'S ADMINISTRATOR
JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Fund for administrative services:

0.15% of the first $25 billion of average daily net assets of all non-money market funds in theJPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or J.P. Morgan Fund Distributors Inc. (JPMFD) may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors Inc. (JPMFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Institutional Class Shares in the Fund. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything the particular Fund owns, minus everything it owes, divided by the number of shares held by investors. The Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange. You'll pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the New York Stock Exchange is open. If we receive your order by the close of regular trading on the New York Stock Exchange, we'll process your order at that day's price. If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set an earlier deadline.

All purchases of Institutional Class Shares must be paid for by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day. You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Institutional Funds Service Center at 1-800-766-7722 or complete an application form and mail it along with a check for the amount you want to invest to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

MINIMUM INVESTMENTS
Investors must buy a minimum $3,000,000 worth of Institutional Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Institutional Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors.

SELLING FUND SHARES
When you sell your shares you'll receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Institutional Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares. We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm you want to sell shares in the Fund. They'll send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm may charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We'll send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Institutional Class Shares for shares of the same class or Ultra Class in certain other JPMorgan Funds. You will need to meet any minimum investment requirement. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-766-7722 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information (SAI) to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Institutional Funds Service Center or your investment representative.

OTHER INFORMATION
CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:
JP Morgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to the Institutional Class Shares of the Fund. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may recieve a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund typically pays ordinary income dividends monthly. The Fund makes capital gains distributions, if any, once a year. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, the Fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund's net investment income and net capital gain. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

                       This page intentionally left blank.

INVESTMENTS
This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.


REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.


REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing. SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY FUND:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

            - Permitted (and if applicable, percentage limitation)
               percentage of total assets - BOLD
               percentage of net assets - ITALIC
            *  Permitted, but not typically used


                    RELATED TYPES OF RISK                                             --
        credit, interest rate, market, prepayment                                      -

        credit, currency, liquidity, political                                         -

        credit, currency, interest rate, liquidity, market, political                  -

        credit, currency, interest rate, liquidity, market, political, valuation       -

        credit, currency, interest rate, liquidity, market, political, valuation       -

        credit, environmental, extension, interest rate, liquidity, market,
        natural event, political, prepayment, valuation                                -


        credit, currency, extension, interest rate, leverage, market,
        political, prepayment                                                          *

        currency, extension, interest rate, leverage, liquidity, market,
        political, prepayment                                                          -

        credit, currency, extension, interest rate, liquidity, political,
        prepayment                                                                     *

        credit, interest rate, liquidity, market, valuation                            -

        credit, interest rate, liquidity, market, natural event, prepayment,
        valuation                                                                      -

        credit                                                                         -

        credit                                                                         -(1)

        credit, currency, interest rate, leverage, market, political                   -

        credit, interest rate, market, natural event, political                        -(1)


        interest rate                                                                  -

        credit, currency, interest rate, liquidity, market, political,
        valuation                                                                      -


        MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

        NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

        POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

        PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

        VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

          (1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.#

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
- The Fund's share price,       - Bonds have generally                          - Under normal
  yield, and total return         outperformed money                              circumstances the Fund
  will fluctuate in               market investments over                         plans to remain fully
  response to bond market         the long term, with                             invested in bonds and
  movements                       less risk than stocks                           other fixed income
- The value of most bonds                                                         securities.
  will fall                     - Most bonds will rise in
  when interest rates             value when interest                           - Bond investments may
  rise; the longer a              rates fall                                      include U.S. and
  bond's maturity and the       - Mortgage-backed and                             foreign corporate and
  lower its credit                asset-backed securities                         government bonds,
  quality, the more its           and direct mortgages                            mortgage-backed and
  value typically falls           can offer attractive                            asset-backed
- Adverse market                  returns                                         securities, convertible
  conditions may from                                                             securities,
  time to time cause the                                                          participation interests
  Fund to take temporary                                                          and private placements
  defensive positions                                                           - The Fund seeks to limit
  that are inconsistent                                                           risk and enhance total
  with its principal                                                              return or yields
  investment strategies                                                           through careful
  and may hinder the Fund                                                         management, sector
  from achieving its                                                              allocation, individual
  investment objective                                                            securities selection,
- Mortgage-backed and                                                             and duration management
  asset-backed securities                                                       - During severe market
  (securities                                                                     downturns, the Fund has
  representing an                                                                 the option of investing
  interest in, or secured                                                         up to 100% of assets in
  by, a pool of mortgages                                                         high quality short-term
  or other assets such as                                                         instruments
  receivables) and direct                                                       - The adviser monitors
  mortgages could                                                                 interest rate trends,
  generate capital losses                                                         as well as geographic
  or periods of low                                                               and demographic
  yields if they are paid                                                         information related to
  off substantially                                                               mortgage-backed
  earlier or later than                                                           securities and mortgage
  anticipated                                                                     prepayments

  CREDIT QUALITY
- The default of an                        - Investment-grade bonds             - The Fund maintains its
  issuer would leave the                     have a lower risk of                 own policies for
  Fund with unpaid                           default                              balancing credit
  interest or principal                    - Junk bonds offer higher              quality against
- Junk bonds (those rated                    yields and higher                    potential yields and
  BB, Ba or lower) have a                    potential gains                      gains in light of its
  higher risk of default,                                                         investment goals
  tend to be less liquid,                                                       - The adviser develops
  and may be more                                                                 its own ratings of
  difficult to value                                                              unrated securities and
                                                                                  makes a credit quality
                                                                                  determination for
                                                                                  unrated securities

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys            - The Fund can take                             - The Fund segregates
  securities before issue         advantage of attractive                         liquid assets to offset
  or for delayed                  transaction                                     leverage risks
  delivery, it could be           opportunities
  exposed to leverage
  risk if it does not
  segregate liquid assets

  MANAGEMENT CHOICES
- The Fund could                - The Fund could                                - The adviser focuses its
  underperform its                outperform its                                  active management on
  benchmark due to its            benchmark due to these                          those areas where it
  sector, securities or           same choices                                    believes its commitment
  duration choices                                                                to research can most
                                                                                  enhance returns and
                                                                                  manage risks in a
                                                                                  consistent way

  DERIVATIVES
- Derivatives such as           - Hedges that correlate                         - The Fund uses
  futures, options and            well with underlying                            derivatives, such as
  swaps that are used for         positions can reduce or                         futures, options, and
  hedging the portfolio           eliminate losses at low                         swaps for hedging and
  or specific securities          cost                                            for risk management
  may not fully offset          - The Fund could make                             (i.e., to adjust
  the underlying                  money and protect                               duration or yield curve
  positions and this              against losses if                               exposure, or to
  could result in losses          management's analysis                           establish or adjust
  to the Fund that would          proves correct                                  exposure to particular
  not have otherwise            - Derivatives that                                securities, markets, or
  occurred                        involve leverage could                          currencies); risk
- Derivatives used for            generate substantial                            management may include
  risk management may not         gains at low cost                               management of the
  have the intended                                                               Fund's exposure
  effects and may result                                                          relative to its
  in losses or missed                                                             benchmark
  opportunities                                                                 - The Fund only
- The counterparty to a                                                           establishes hedges that
  derivatives contract                                                            they expect will be
  could default                                                                   highly correlated with
- Certain types of                                                                underlying positions
  derivatives involve                                                           - While the Fund may use
  costs to the Fund which                                                         derivatives that
  can reduce returns                                                              incidentally involve
- Derivatives that                                                                leverage, they do not
  involve leverage could                                                          use them for the
  magnify losses                                                                  specific purpose of
- Derivatives used for                                                            leveraging its
  non-hedging purposes                                                            portfolio
  could cause losses that
  exceed the original
  investment
- Derivatives may, for
  tax purposes, affect
  the character of gain
  and loss realized by
  the Fund, accelerate
  recognition of income
  to the Fund, affect the
  holding period of the
  Fund's assets and defer
  recognition of certain
  of the Fund's losses

   (1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
FOREIGN INVESTMENTS
- The Fund could lose           - Foreign bonds, which                          - To the extent that the
  money because of                represent a major                               Fund invests in foreign
  foreign government              portion of the world's                          bonds, it may manage
  actions, political              fixed income                                    the currency exposure
  instability, or lack of         securities, offer                               of its foreign
  adequate and accurate           attractive potential                            investments relative to
  information                     performance and                                 its benchmark, and may
- Currency exchange rate          opportunities for                               hedge a portion of its
  movements could reduce          diversification                                 foreign currency
  gains or create losses        - Favorable exchange rate                         exposure into the U.S.
- Currency and investment         movements could                                 dollar from time to
  risks tend to be higher         generate gains or                               time (see also
  in emerging markets;            reduce losses                                   "Derivatives").
  these markets also            - Emerging markets can
  present higher                  offer higher returns
  liquidity and valuation
  risks

  SECURITIES LENDING
- When the Fund lends a         - The Fund may enhance                          - The adviser maintains a
  security, there is a            income through the                              list of approved
  risk that the loaned            investment of the                               borrowers
  securities may not be           collateral received                           - The Fund receives
  returned if the                 from the borrower                               collateral equal to at
  borrower or the lending                                                         least 100% of the
  agent defaults                                                                  current value of
- The collateral will be                                                          securities loaned plus
  subject to the risks of                                                         accrued interest
  the securities in which                                                       - The lending agents
  it is invested                                                                  indemnify the Fund
                                                                                  against borrower
                                                                                  default
                                                                                - The adviser's
                                                                                  collateral investment
                                                                                  guidelines limit the
                                                                                  quality and duration of
                                                                                  collateral investment
                                                                                  to minimize losses
                                                                                - Upon recall, the
                                                                                  borrower must return
                                                                                  the securities loaned
                                                                                  within the normal
                                                                                  settlement period

  ILLIQUID HOLDINGS
- The Fund could have           - These holdings may                            - The Fund may invest
  difficulty valuing              offer more attractive                           more than 15% of net
  these holdings                  yields or potential                             assets in illiquid
  precisely                       growth than comparable                          holdings
- The Fund could be               widely traded                                 - To maintain adequate
  unable to sell these            securities                                      liquidity to meet
  holdings at the time or                                                         redemptions, the Fund
  price desired                                                                   may hold high quality
                                                                                  short-term instruments
                                                                                  (including repurchase
                                                                                  agreements and reverse
                                                                                  repurchase agreements)
                                                                                  and, for temporary or
                                                                                  extraordinary purposes,
                                                                                  may borrow from banks
                                                                                  up to 33 1/3% of the
                                                                                  value of its total
                                                                                  assets

  SHORT-TERM TRADING
- Increased trading would       - The Fund could realize                        - The Fund may use
  raise the Fund's                gains in a short period                         short-term trading to
  transaction costs               of time                                         take advantage of
- Increased short-term          - The Fund could protect                          attractive or
  capital gains                   against losses if a                             unexpected
  distributions would             bond is overvalued and                          opportunities or to
  raise shareholders'             its value later falls                           meet demands generated
  income tax liability                                                            by shareholder activity

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS
SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392


If you buy shares through an institution Please contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


             The Fund's Investment Company Act File No. is 811-07795
       (C)Revised J.P. Morgan Chase & Co. All Rights Reserved. March 2002

                                                                  PR-INCINST-302

                                                       PROSPECTUS MARCH 27, 2002

JPMORGAN INCOME FUNDS

SELECT SHARES


U.S. HIGH YIELD BOND FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


U.S. High Yield Bond Fund                           1

Fund's Management and Administration                5

How Your Account Works                              6

   Buying Fund Shares                               6

   Selling Fund Shares                              7

   Exchanging Fund Shares                           7

Other Information Concerning the Fund               8

Distributions and Taxes                             8

Investments                                        10

Risk and Reward Elements                           12

How To Reach Us                            Back cover

JPMORGAN U.S. HIGH YIELD BOND FUND

RISK/RETURN SUMMARY
For a more detailed discussion of the Fund's investments and their main risks, as well as Fund strategies, please see pages 16-20.

THE FUND'S OBJECTIVE
The Fund seeks to provide high total return from a portfolio of high yield fixed income securities of domestic issuers.

THE FUND'S MAIN
INVESTMENT STRATEGY


The Fund invests primarily in a wide range of debt securities from issuers located in the United States. Issuers may include corporations, financial institutions and U.S. federal, state and local governments whose securities the Fund believes have the potential to provide high current income as well as capital appreciation and a high total return over time. Under normal circumstances, the Fund invests at least 80% of its net Assets in high yield, fixed income securities that are rated in the lower rating categories (BB to C) or are the unrated equivalent. "Assets" means net assets plus the amount of borrowings for investment purposes. These securities are commonly referred to as "junk bonds." The Fund may purchase securities of any maturity, but, under normal market conditions, the Fund's average effective portfolio duration generally will range between four and five years.


The Fund may also invest in private placements, convertible securities, preferred stock and asset-backed and mortgage-backed securities.


Up to 20% of net assets may be invested in foreign securities, including debt securities denominated in foreign currencies of developed countries. The Fund typically hedges its non-dollar investments back to the U.S. dollar.


BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -    THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -    THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.
   - THE FUND MAY TRADE SECURITIES ACTIVELY, WHICH COULD INCREASE TRANSACTION COSTS (AND LOWER PERFORMANCE) AND INCREASE YOUR TAXABLE DIVIDENDS.

   FREQUENCY OF TRADING
   HOW FREQUENTLY THE FUND BUYS AND SELLS SECURITIES WILL VARY FROM YEAR TO YEAR, DEPENDING ON MARKET CONDITIONS.

The Fund may also invest in high-quality, short-term money market instruments, repurchase agreements and derivatives, which are investments that have a value based on another investment, exchange rate or index. The Fund may use derivatives to hedge various investments and for risk management.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENT PROCESS
In managing the Fund, the adviser, J.P. Morgan Investment Management Inc. (JPMIM), employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by under JPMorgan U.S. High Yield Bond Fundweighting or overweighting sectors.

Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the adviser makes buy and sell decisions according to the Fund's objective and strategy.

Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's target duration is generally shorter than its average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. YOU COULD LOSE MONEY IF YOU SELL WHEN THE FUND'S SHARE PRICE IS LOWER THAN WHEN YOU INVESTED.

THE FUND'S MAIN
INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in this Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

The Fund's share price and total return will vary in response to changes in interest rates. How well the Fund's performance compares to that of similar fixed income funds will depend on the success of the investment process.

Because the Fund seeks higher returns by investing in junk bonds, it takes on additional risks, since these bonds are more sensitive to economic news and their issuers have a less secure financial position. Investors should be prepared for risks that exceed those of more traditional bond funds.

The Fund's asset-backed and mortgage-backed investments involve risk of losses due to prepayments that occur earlier or later than expected and, like any bond, due to default. Because of the sensitivity of the Fund's mortgage related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. The Fund may engage in active and frequent trading, leading to increased portfolio turnover and the possibility of increased capital gains.

To the extent the Fund invests in foreign securities, it could lose money because of foreign government actions, political instability, currency fluctuations or lack of adequate and accurate information.


Since the Fund may invest a portion of its assets in securities issued, denominated and traded in foreign currencies, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations.

The Fund may use future contracts and other derivatives to help create exposure to interest rates and credit sectors and to manage duration, yield curve exposures, and credit and spread volatility. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Fund's original investment.

WHO MAY WANT TO INVEST
THE FUND IS DESIGNED FOR INVESTORS WHO:
-    ARE PURSUING A LONG-TERM GOAL OF TOTAL RETURN
- WANT TO ADD AN AGGRESSIVE FIXED INCOME INVESTMENT TO FURTHER DIVERSIFY A PORTFOLIO
- WANT AN INVESTMENT WHOSE RISK/RETURN POTENTIAL IS HIGHER THAN THAT OF TYPICAL BOND FUNDS

THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
-    ARE INVESTING FOR AGGRESSIVE LONG-TERM GROWTH
-    REQUIRE STABILITY OF PRINCIPAL
- ARE NOT PREPARED TO ACCEPT A HIGHER DEGREE OF RISK THAN MOST TRADITIONAL BOND FUNDS
-    ARE PURSUING A SHORT-TERM GOAL OR INVESTING EMERGENCY RESERVES

THE FUND'S PAST PERFORMANCE(1)

The Fund was recently organized on 11/30/01 and therefore the Fund has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund's Select Class Shares, and for comparison purposes, the performance of an appropriate broad-based index will also be included in the prospectus. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES FOR SELECT CLASS SHARES
The estimated expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL FUND OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED SELECT CLASS ASSETS)


                                                                  SELECT CLASS
                                                                  SHARES
 MANAGEMENT FEES                                                  0.55

 DISTRIBUTION (RULE 12b-1) FEES                                   NONE

 SHAREHOLDER SERVICE FEES                                         0.25

 OTHER EXPENSES(2)                                                0.50
------------------------------------------------------------------------------
 TOTAL OPERATING EXPENSES                                         1.30

 FEE WAIVER AND EXPENSE REIMBURSEMENT(3)                         (0.40)
------------------------------------------------------------------------------
 NET EXPENSES(3)                                                  0.90

(1)  THE FUND'S FISCAL YEAR END IS 10/31.
(2)  "OTHER EXPENSES" ARE BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL
     YEAR.

(3) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL OPERATING EXPENSES OF SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES) EXCEED 0.90% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/05.


EXAMPLE This example helps you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/05 and total operating expenses thereafter.


This example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.

                                                       1 YR.       3 YRS.
 YOUR COST($) (WITH OR WITHOUT REDEMPTION)             92          287

THE FUND'S MANAGEMENT AND ADMINISTRATION



The Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


FUND'S INVESTMENT ADVISER
JPMIM is the investment adviser and makes the day-to-day investment decisions for the Fund. JPMIM is located at 522 5th Avenue, New York, NY10036.

JPMIM is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.

THE PORTFOLIO MANAGERS
The Fund is managed by a team of individuals at JPMIM.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market funds in theJPMorgan Funds Complex plus 0.075% of average daily net assets over $25 billion.

The Fund has agreements with certain shareholder servicing agents (including JPMorgan Chase Bank) under which the shareholder servicing agents have agreed to provide certain support services to their customers. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of the Select Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

The adviser and/or J.P. Morgan Fund Distributors Inc. (JPMFD), the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.


THE FUND'S DISTRIBUTOR

JPMFD is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You don't pay any sales charge (sometimes called a load) when you buy Select Class Shares in these Funds. The price you pay for your shares is the net asset value per share (NAV). NAV is the value of everything a particular Fund owns, minus everything it owes, divided by the number of shares held by investors. Each Fund generally values its assets at their market value but may use fair value if market prices are unavailable or do not represent a security's value at the time of pricing.

The NAV of each class of shares is calculated once each day at the close of regular trading on the New York Stock Exchange (NYSE). You'll pay the next NAV calculated after the JPMorgan Fund Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares in one of two ways:

THROUGH YOUR INVESTMENT
REPRESENTATIVE OR FINANCIAL SERVICE FIRM
Tell your representative or firm you want to buy shares in the Fund and he or she will contact us. Your representative or firm may charge you a fee and may offer additional services, such as special purchase and redemption programs. Some representatives or firms charge a single fee that covers all services. Your representative or firm may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS
SERVICE CENTER
Call 1-800-348-4782
Or
Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center,
P.O. Box 219392
Kansas City, MO 64121-9392

The JPMorgan Funds Service Center accepts purchase orders on any business day that the NYSE is open. Normally, if the JPMorgan Funds Service Center receives your order in proper form by the close of regular trading on the NYSE, we will process your order at that day's price. All purchases of Select Class Shares must be paid by 4:00 p.m. Eastern time on the settlement date or the order will be canceled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to refuse any purchase order or to cease offering shares for sale at any time.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. You cannot sell your shares until your check clears, which could take 15 calendar days after such shares were purchased. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase will be canceled if your check doesn't clear and you will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the JPMorgan Funds Service Center doesn't receive payment by 4:00 p.m. Eastern time on the settlement date.

If you are planning to exchange, sell or transfer shares to another person shortly after buying the shares, you should pay by certified check to avoid delays.

MINIMUM INVESTMENTS
Investors must buy a minimum of $1,000,000 worth of Select Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.

SELLING FUND SHARES
You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You'll receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. In order for you to receive that day's NAV, the JPMorgan Funds Service Center must receive your request before the close of regular trading on the NYSE.

We will need the names of the registered shareholders and your account number before we can sell your shares.

We generally will wire the proceeds from the sale to your bank account on the day after we receive your request in proper form. We will not accept an order to sell shares if the Fund has not collected your payment for the shares. Federal law allows the Fund to suspend a sale or postpone payment for more than seven business days under unusual circumstances.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in one of two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS
Tell your firm you want to sell shares in the Fund. They'll send all necessary documents to the JPMorgan Funds Service Center. Your firm may charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We'll send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES
You can exchange your Select Class Shares for shares of the same class in certain other JPMorgan Funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the Fund you want to buy before making an exchange. Call 1-800-348-4782 for details.

You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

EXCHANGING BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION
CONCERNING THE FUND
We may close your account if the aggregate balance in all JPMorgan Funds (except money market funds) falls below the minimum investment noted above for 30 days as a result of selling shares. We'll give you 60 days' notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we'll ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We'll take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Fund. Each class may have different requirements for who may invest. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund typically pays ordinary income dividends once a year and makes capital gains distributions, if any, once a year. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, the Fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund's net investment income and net capital gain. You have three options for your distributions. You may:

-    reinvest all of them in additional Fund shares;

- take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

- take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

INVESTMENTS
This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are listed on the following page (see below for definitions). This table reads across two pages.

ASSET-BACKED SECURITIES Interests in a stream of payments from specific assets, such as auto or credit card receivables.

BANK OBLIGATIONS Negotiable certificates of deposit, time deposits and bankers' acceptances of domestic and foreign issuers.

COMMERCIAL PAPER Unsecured short term debt issued by domestic and foreign banks or corporations. These securities are usually discounted and are rated by S&P, Moody's or other nationally recognized statistical rating organization.

CONVERTIBLE SECURITIES Domestic and foreign debt securities that can be converted into equity securities at a future time and price.

CORPORATE BONDS Debt securities of domestic and foreign industrial, utility, banking, and other financial institutions.

MORTGAGES (DIRECTLY HELD) Domestic debt instrument which gives the lender a lien on property as security for the loan payment.

MORTGAGE-BACKED SECURITIES Domestic and foreign securities (such as Ginnie Maes, Freddie Macs, Fannie Maes) which represent interests in pools of mortgages, whereby the principal and interest paid every month is passed through to the holder of the securities.

MORTGAGE DOLLAR ROLLS The sale of domestic and foreign mortgage-backed securities with the promise to purchase similar securities at a later date. Segregated liquid assets are used to offset leverage risk.

PARTICIPATION INTERESTS Interests that represent a share of bank debt or similar securities or obligations.

PRIVATE PLACEMENTS Bonds or other investments that are sold directly to an institutional investor.

REITS AND OTHER REAL-ESTATE RELATED INSTRUMENTS Securities of issuers that invest in real estate or are secured by real estate.


REPURCHASE AGREEMENTS Contracts whereby the Fund agrees to purchase a security and resell it to the seller on a particular date and at a specific price.


REVERSE REPURCHASE AGREEMENTS Contracts whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.

SWAPS Contractual agreement whereby a party agrees to exchange periodic payments with a counterparty. Segregated liquid assets are used to offset leverage risk.

TAX EXEMPT MUNICIPAL SECURITIES Securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

ZERO COUPON, PAY-IN-KIND, AND DEFERRED PAYMENT SECURITIES Domestic and foreign securities offering non-cash or delayed-cash payment. Their prices are typically more volatile than those of some other debt instruments and involve certain special tax considerations.


RISK RELATED TO CERTAIN INVESTMENTS HELD BY FUND:


CREDIT RISK The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

CURRENCY RISK The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

ENVIRONMENTAL RISK The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

EXTENSION RISK The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

INTEREST RATE RISK The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

LEVERAGE RISK The risk of gains or losses disproportionately higher than the amount invested.

LIQUIDITY RISK The risk the holder may not be able to sell the security at the time or price it desires.

            -  Permitted (and if applicable,
               percentage limitation)
               percentage of total assets - BOLD
               percentage of net assets - ITALIC
            *  Permitted, but not typically used

                    RELATED TYPES OF RISK
        credit, interest rate, market, prepayment                                      -

        credit, currency, liquidity, political                                         -

        credit, currency, interest rate, liquidity, market, political                  -


        credit, currency, interest rate, liquidity, market, political, valuation
                                                                                       -
        credit, currency, interest rate, liquidity, market, political, valuation
                                                                                       -
        credit, environmental, extension, interest rate, liquidity,
        market, natural event, political, prepayment, valuation                        *

        credit, currency, extension, interest rate, leverage, market,
        political, prepayment                                                          -

        currency, extension, interest rate, leverage, liquidity, market,
        political, prepayment                                                          *

        credit, currency, extension, interest rate, liquidity, political, prepayment   -

        credit, interest rate, liquidity, market, valuation                            -

        credit, interest rate, liquidity, market, natural event,
        prepayment, valuation                                                          -

        credit                                                                         -(1)

        credit                                                                         -

        credit, currency, interest rate, leverage, market, political                   -(1)

        credit, interest rate, market, natural event, political                        -

        interest rate                                                                  -

        credit, currency, interest rate, liquidity, market, political, valuation       -


        MARKET RISK The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

        NATURAL EVENT RISK The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.


        POLITICAL RISK The risk governmental policies or other political actions will negatively impact the value of the investment.

        PREPAYMENT RISK The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

        VALUATION RISK The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

          (1) All forms of borrowing (including securities lending, mortgage dollar rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of the Fund's total assets.

RISK AND REWARD ELEMENTS
This table discusses the main elements that make up the Fund's overall risk and reward characteristics. It also outlines the Fund's policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
MARKET CONDITIONS
- The Fund's share price,       - Bonds have generally                          - Under normal
  yield, and total return         outperformed money                              circumstances the Fund
  will fluctuate in               market investments over                         plans to remain fully
  response to bond market         the long term, with                             invested in bonds and
  movements v The value           less risk than stocks                           other fixed income
  of most bonds will fall       - Most bonds will rise in                         securities.
  when interest rates             value when interest                           - Bond investments may
  rise; the longer a              rates fall                                      include U.S. and
  bond's maturity and the       - Mortgage-backed and                             foreign corporate and
  lower its credit                asset-backed securities                         government bonds,
  quality, the more its           and direct mortgages                            mortgage-backed and
  value typically falls           can offer attractive                            asset-backed
- Adverse market                  returns                                         securities, convertible
  conditions may from                                                             securities,
  time to time cause the                                                          participation interests
  Fund to take temporary                                                          and private placements
  defensive positions                                                           - The Fund seeks to limit
  that are inconsistent                                                           risk and enhance total
  with its principal                                                              return or yields
  investment strategies                                                           through careful
  and may hinder the Fund                                                         management, sector
  from achieving its                                                              allocation, individual
  investment objective                                                            securities selection,
- Mortgage-backed and                                                             and duration management
  asset-backed securities                                                       - During severe market
  (securities                                                                     downturns, the Fund has
  representing an                                                                 the option of investing
  interest in, or secured                                                         up to 100% of assets in
  by, a pool of mortgages                                                         high quality short-term
  or other assets such as                                                         instruments
  receivables) and direct                                                       - The adviser monitors
  mortgages could                                                                 interest rate trends,
  generate capital losses                                                         as well as geographic
  or periods of low                                                               and demographic
  yields if they are paid                                                         information related to
  off substantially                                                               mortgage-backed
  earlier or later than                                                           securities and mortgage
  anticipated                                                                     prepayments

  CREDIT QUALITY
- The default of an                        - Investment-grade bonds             - The Fund maintains its
  issuer would leave the                     have a lower risk of                 own policies for
  Fund with unpaid                           default                              balancing credit
  interest or principal                    - Junk bonds offer higher              quality against
- Junk bonds (those rated                    yields and higher                    potential yields and
  BB, Ba or lower) have a                    potential gains                      gains in light of its
  higher risk of default,                                                         investment goals
  tend to be less liquid,                                                       - The adviser develops
  and may be more                                                                 its own ratings of
  difficult to value                                                              unrated securities and
                                                                                  makes a credit quality
                                                                                  determination for
                                                                                  unrated securities

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES
- When the Fund buys            - The Fund can take                             - The Fund segregates
  securities before issue         advantage of attractive                         liquid assets to offset
  or for delayed                  transaction                                     leverage risks
  delivery, it could be           opportunities
  exposed to leverage
  risk if it does not
  segregate liquid assets

  MANAGEMENT CHOICES
- The Fund could                - The Fund could                                - The adviser focuses its
  underperform its                outperform its                                  active management on
  benchmark due to its            benchmark due to these                          those areas where it
  sector, securities or           same choices                                    believes its commitment
  duration choices                                                                to research can most
                                                                                  enhance returns and
                                                                                  manage risks in a
                                                                                  consistent way

  DERIVATIVES
- Derivatives such as           - Hedges that correlate                         - The Fund uses
  futures, options and            well with underlying                            derivatives, such as
  swaps that are used for         positions can reduce or                         futures, options, and
  hedging the portfolio           eliminate losses at low                         swaps for hedging and
  or specific securities          cost                                            for risk management
  may not fully offset          - The Fund could make                             (i.e., to adjust
  the underlying                  money and protect                               duration or yield curve
  positions and this              against losses if                               exposure, or to
  could result in losses          management's analysis                           establish or adjust
  to the Fund that would          proves correct                                  exposure to particular
  not have otherwise            - Derivatives that                                securities, markets, or
  occurred                        involve leverage could                          currencies); risk
- Derivatives used for            generate substantial                            management may include
  risk management may not         gains at low cost                               management of the
  have the intended                                                               Fund's exposure
  effects and may result                                                          relative to its
  in losses or missed                                                             benchmark
  opportunities                                                                 - The Fund only
- The counterparty to a                                                           establishes hedges that
  derivatives contract                                                            they expect will be
  could default                                                                   highly correlated with
- Certain types of                                                                underlying positions
  derivatives involve                                                           - While the Fund may use
  costs to the Fund which                                                         derivatives that
  can reduce returns v                                                            incidentally involve
  Derivatives that                                                                leverage, they do not
  involve leverage could                                                          use them for the
  magnify losses                                                                  specific purpose of
- Derivatives used for                                                            leveraging its
  non-hedging purposes                                                            portfolio
  could cause losses that
  exceed the original
  investment
- Derivatives may, for
  tax purposes, affect
  the character of gain
  and loss realized by
  the Fund, accelerate
  recognition of income
  to the Fund, affect the
  holding period of the
  Fund's assets and defer
  recognition of certain
  of the Fund's losses

   (1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another.

POTENTIAL RISKS                 POTENTIAL REWARDS                               POLICIES TO BALANCE RISK AND REWARD
FOREIGN INVESTMENTS
- The Fund could lose           - Foreign bonds, which                          - To the extent that the
  money because of                represent a major                               Fund invests in foreign
  foreign government              portion of the world's                          bonds, it may manage
  actions, political              fixed income                                    the currency exposure
  instability, or lack of         securities, offer                               of its foreign
  adequate and accurate           attractive potential                            investments relative to
  information                     performance and                                 its benchmark, and may
- Currency exchange rate          opportunities for                               hedge a portion of its
  movements could reduce          diversification                                 foreign currency
  gains or create losses        - Favorable exchange rate                         exposure into the U.S.
- Currency and investment         movements could                                 dollar from time to
  risks tend to be higher         generate gains or                               time (see also
  in emerging markets;            reduce losses                                   "Derivatives").
  these markets also            - Emerging markets can
  present higher                  offer higher returns
  liquidity and valuation
  risks

  SECURITIES LENDING
- When the Fund lends a         - The Fund may enhance                          - The adviser maintains a
  security, there is a            income through the                              list of approved
  risk that the loaned            investment of the                               borrowers
  securities may not be           collateral received                           - The Fund receives
  returned if the                 from the borrower                               collateral equal to at
  borrower or the lending                                                         least 100% of the
  agent defaults                                                                  current value of
- The collateral will be                                                          securities loaned plus
  subject to the risks of                                                         accrued interest
  the securities in which                                                       - The lending agents
  it is invested                                                                  indemnify the Fund
                                                                                  against borrower
                                                                                  default
                                                                                - The adviser's
                                                                                  collateral investment
                                                                                  guidelines limit the
                                                                                  quality and duration of
                                                                                  collateral investment
                                                                                  to minimize losses
                                                                                - Upon recall, the
                                                                                  borrower must return
                                                                                  the securities loaned
                                                                                  within the normal
                                                                                  settlement period

  ILLIQUID HOLDINGS
- The Fund could have           - These holdings may                            - The Fund may invest
  difficulty valuing              offer more attractive                           more than 15% of net
  these holdings                  yields or potential                             assets in illiquid
  precisely                       growth than comparable                          holdings
- The Fund could be               widely traded                                 - To maintain adequate
  unable to sell these            securities                                      liquidity to meet
  holdings at the time or                                                         redemptions, the Fund
  price desired                                                                   may hold high quality
                                                                                  short-term instruments
                                                                                  (including repurchase
                                                                                  agreements and reverse
                                                                                  repurchase agreements)
                                                                                  and, for temporary or
                                                                                  extraordinary purposes,
                                                                                  may borrow from banks
                                                                                  up to 33 1/3% of the
                                                                                  value of its total
                                                                                  assets

  SHORT-TERM TRADING
- Increased trading would       - The Fund could realize                        - The Fund may use
  raise the Fund's                gains in a short period                         short-term trading to
  transaction costs               of time                                         take advantage of
- Increased short-term          - The Fund could protect                          attractive or
  capital gains                   against losses if a                             unexpected
  distributions would             bond is overvalued and                          opportunities or to
  raise shareholders'             its value later falls                           meet demands generated
  income tax liability                                                            by shareholder activity

                       This page intentionally left blank.

HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS
SERVICE CENTER
PO BOX 219392
KANSAS CITY, MO 64121-9392


If you buy shares through an institution Please contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com on the internet.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Section and copy the documents while you are there.


Public Reference Room of the SEC Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


            The Fund's Investment Company Act File No. is 811-07795.
           (C) J.P. Morgan Chase & Co. All Rights Reserved. March 2002

                                                                   PR-INCSEL-302

                                 JPMORGAN FUNDS


                                                                    STATEMENT OF
                                                          ADDITIONAL INFORMATION
                                                                 JANUARY 1, 2002
                                                       AS REVISED MARCH 27, 2002


                            J.P. MORGAN SERIES TRUST


                       JPMORGAN U.S. HIGH YIELD BOND FUND
          (INSTITUTIONAL, SELECT, CLASS A CLASS B AND CLASS C SHARES)


                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036


    This Statement of Additional Information is not a Prospectus but contains additional information which should be read in conjunction with the Prospectuses dated March 27, 2002 offering shares of the JPMorgan U.S. High Yield Bond Fund. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting
J.P. Morgan Fund Distributors, Inc. ("JPMFD"), or The Funds distributor (the "Distributor"), at 1211 Avenue of the Americas, 41st Floor, New York, NY 10036.


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.


    For more information about the Funds or the financial statements, simply call or write the JPMorgan Funds Service Center at:


Select, Classes A, B and C Shares:  Institutional Shares:

JPMorgan Funds Service Center       JPMorgan Institutional Funds
P.O. Box 219392                     Service Center
Kansas City, MO 64121-9392          500 Stanton Christiana Road
                                    Newark, Delaware 19713

1-800-348-4782                      1-800-766-7722


                                                                 SAI-INCABIS-302

TABLE OF CONTENTS                                              PAGE
---------------------------------------------------------------------

General.....................................................     3
Investment Objective and Policies...........................     3
Investment Restrictions.....................................    17
Trustees....................................................    18
Officers....................................................    21
Codes of Ethics.............................................    25
Investment Adviser..........................................    25
Administrator...............................................    26
Distributor.................................................    27
Custodian and Transfer Agent................................    27
Shareholder Servicing.......................................    27
Distribution Plan...........................................    28
Financial Professionals.....................................    29
Independent Accountants.....................................    29
Expenses....................................................    29
Purchases, Redemptions and Exchanges........................    30
Dividends and Distributions.................................    35
Net Asset Value.............................................    35
Performance Data............................................    36
Fund Transactions...........................................    37
Massachusetts Trust.........................................    39
Description of Shares.......................................    39
Distributions: Tax Matters..................................    40
Additional Information......................................    43
Appendix A--Description of Securities Ratings...............   A-1

                                    GENERAL

    JPMorgan U.S. High Yield Bond Fund (the "Fund") is a series of J.P. Morgan Series Trust, an open-end management investment company organized as a Massachusetts business trust (the "Trust") on August 15, 1996. The Trustees of the Trust have authorized the issuance and sale of up to five classes of the
Fund: Institutional Class, Select Class, Class A, Class B and Class C shares. Currently, the Fund is offering Class A, Class B and Class C shares.

    This SAI describes the investment objective and policies, management and operation of the Fund and provides additional information with respect to the Fund. This SAI should be read in conjunction with the Fund's current Prospectuses (the "Prospectuses"). Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectuses. The Trust's executive offices are located at 522 Fifth Avenue, New York, New York 10036.

    The Fund is advised by J.P. Morgan Investment Management Inc. ("JPMIM" or the "Adviser").

    Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

                       INVESTMENT OBJECTIVE AND POLICIES

    The following discussion supplements the information in the Fund's Prospectuses regarding the investment objective and policies of the Fund.

    The Fund's investment objective is to seek to provide high total return from a portfolio of high yield fixed income securities of domestic issuers. It is designed for aggressive investors seeking to diversify an investment portfolio by investing in high current income investments with an emphasis on lower-quality debt instruments. The Fund attempts to achieve its investment objective by investing primarily in below investment grade debt obligations of U.S. issuers.

                               INVESTMENT PROCESS

    In managing the Fund, JPMIM employs a three-step process that combines sector allocation, fundamental research for identifying portfolio securities and duration management.

    SECTOR ALLOCATION: The sector allocation team meets regularly, analyzing the fundamentals of a broad range of sectors in which the Fund may invest. The team seeks to enhance performance and manage risk by underweighting or overweighting sectors.

    SECURITY SELECTION: Relying on the insights of different specialists, including credit analysts, quantitative researchers and dedicated fixed income traders, the portfolio managers make buy and sell decisions according to the Fund's goal and strategy.

    DURATION MANAGEMENT: Forecasting teams use fundamental economic factors to develop strategic forecasts of the direction of interest rates. Based on these forecasts, strategists establish the Fund's target duration, a common measurement of a security's sensitivity to interest rate movements. For securities owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Fund's duration is generally shorter than its average maturity because the maturity of a security only measures the time until final payment is due. The strategists closely monitor the Fund and make tactical adjustments as necessary.

                            FIXED INCOME INVESTMENTS

    The Fund may invest in a broad range of debt securities of domestic, corporate and government issuers. The corporate securities in which the Fund may invest include debt securities of various types and maturities, e.g., debentures, notes, collateralized securities including equipment trust certificates including, zero coupon step-up securities and asset-backed securities.

    PREFERRED STOCK. Preferred Stock are securities that represent an ownership interest in a corporation and that give the owner a prior claim over common stock on the corporation's earnings or assets.

    FOREIGN SECURITIES. For purposes of the Fund's investment policies, the issuer of a security may be deemed to be located in a particular country if
(i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its assets situated in such country.

    MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities. Each mortgage pool underlying mortgage-backed securities consists of mortgage loans evidenced by promissory notes secured by first mortgages or first deeds of trust or other similar security instruments creating a first lien on owner occupied and non-owner occupied one-unit to four-unit residential properties, multi-family (i.e., five or more) properties, agriculture properties, commercial properties and mixed use properties. The investment characteristics of adjustable and fixed rate mortgage-backed securities differ from those of traditional fixed income securities. The major differences include the payment of interest and principal on mortgage-backed securities on a more frequent (usually monthly) schedule and the possibility that principal may be prepaid at any time due to prepayments on the underlying mortgage loans or other assets. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed income securities. As a result, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value.

                   CORPORATE BONDS AND OTHER DEBT SECURITIES


    The Fund may invest at least 80% of the value of the Fund's assets in publicly and privately issued debt obligations of U.S. corporations, including obligations of industrial, utility, banking and other financial issuers. "Assets" means net assets plus the amount of borrowings for investment purposes. These securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation and also may be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. A more detailed description of these investments is in "Quality and Diversification Requirements" section. For information on short-term investments in these securities, see "Money Market Instruments."


    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT (STEP-UP) SECURITIES. Zero coupon securities are debt securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. The Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities, or step-up bonds, are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income." Because the Fund will distribute "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy certain distribution requirements that must be met to avoid liability for Federal income and excise taxes. See "Taxes". Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

    ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.

    Collateralized securities are subject to certain additional risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In the event of any such prepayment, the Fund will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower.

                             ADDITIONAL INVESTMENTS

    CONVERTIBLE SECURITIES. The Fund may invest in convertible securities of domestic and foreign issuers. The convertible securities in which the Fund may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Fund will segregate liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, the Fund may be disadvantaged if the other party to the transaction defaults.

    STRUCTURED SECURITIES. The Fund may invest in structured securities, including currency linked securities. The interest rate or, in some cases, the principal payable at the maturity of a structured security may change positively or inversely in relation to one or more interest rates, financial indices, currency rates or other financial indicators (reference prices). A structured security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on a structured security is a multiple of the change in the reference price. Thus, structured securities may decline in value due to adverse market changes in currency exchange rates and other reference prices.

    The Fund may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates or indexes. For instance, derivatives include futures, options forward contracts, structured notes and various over-the-counter instruments.

    Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways: first, to reduce risk by hedging (offsetting) an investment position; second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives; and lastly to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater loss for the Fund.

           RISKS ASSOCIATED WITH DERIVATIVE SECURITIES AND CONTRACTS

    The risks associated with the Fund's transactions in derivative securities and contracts may include some or all of the following: market risk, leverage and volatility risk, correlation risk, credit risk and liquidity and valuation risk.

    MARKET RISK. Entering into a derivative contract involves a risk that the applicable market will move against the Fund's position and that the Fund will incur a loss. For derivative contracts other than purchased options, this loss may substantially exceed the amount of the initial investment made or the premium received by the Fund.

    LEVERAGE AND VOLATILITY RISK. Derivative instruments may sometimes increase or leverage the Fund's exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by the Fund. If the Fund enters into futures contracts, writes options or engages in certain foreign currency exchange transactions, it is required to segregate liquid assets, hold offsetting portfolio securities or cover written options which may partially offset the leverage inherent in these transactions. Segregation of a large percentage of assets could impede portfolio management or an investor's ability to meet redemption requests.

    CORRELATION RISK. The Fund's success in using derivative contracts to hedge portfolio assets depends on the degree of price correlation between the derivative contract and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative contract, the assets underlying the derivative contract and the Fund's assets.

    CREDIT RISK. Derivative securities and over-the-counter derivative contracts involve a risk that the issuer or counterparty will fail to perform its contractual obligations.

    LIQUIDITY AND VALUATION RISK. Some derivative securities are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of extreme market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative contract, which may make the contract temporarily illiquid and difficult to price. The Fund's ability to terminate over-the-counter derivative contracts may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative securities and contracts, the only source of price quotations may be the selling dealer or counterparty.

    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by the Fund to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, provided however, that the Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

    The Securities and Exchange Commission ("SEC") has granted the Trust an exemptive order permitting the Fund to invest the Fund's uninvested cash in any affiliated money market funds. The order sets the following conditions: (1) the Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Adviser will waive and/or reimburse its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory and shareholder servicing fees.

    REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for the Fund to be magnified. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, the Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund will segregate securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions" for the Fund's limitations on reverse repurchase agreements and bank borrowings.

    LOANS OF SECURITIES. The Fund may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its respective investors. The Fund may pay reasonable finders' and custodial fees in connection with a loan. In addition, the Fund will consider all facts and circumstances, including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans in excess of one year. The Fund will not lend securities to any officer, Trustee, Member of the Advisory Board, Director, employee or other affiliate of the Fund or the Trust, the Adviser or the Distributor, unless otherwise permitted by applicable law.

    ILLIQUID INVESTMENTS; PRIVATELY PLACED AND CERTAIN UNREGISTERED
SECURITIES. The Fund may not acquire any illiquid holdings if, as a result thereof, more than 15% of the Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid holdings or receives upon resale may be lower than the price paid or received for similar holdings with a more liquid market. Accordingly, the valuation of these holdings will reflect any limitations on their liquidity.

    The Fund also may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.

    As to illiquid investments, the Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a holding under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                            MONEY MARKET INSTRUMENTS

    Although the Fund intends, under normal circumstances and to the extent practicable, to be fully invested in high yield fixed income securities, the Fund may invest in money market instruments to invest temporary cash balances, to maintain liquidity to meet redemptions or as a defensive measure during, or in anticipation of, adverse market conditions. A description of the various types of money market instruments that may be purchased by the Fund appears below. Also see "Quality and Diversification Requirements."

    U.S. TREASURY SECURITIES. The Fund may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Bank and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and
(iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

    BANK OBLIGATIONS. The Fund may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks (Euros) and (iii) U.S. branches of foreign banks (Yankees). The Fund will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

    COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial Paper is defined as short term obligations with maturities from 2 to 270 days issued by banks, corporations, or other borrowers to investors with temporary idle cash. Commercial Paper includes master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JPMIM acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by the Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. Pursuant to an order, the Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Adviser. Since master demand obligations typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand. The Fund does not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of JPMorgan Chase Bank ("Morgan"), an affiliate of the Adviser, to whom Morgan, in its capacity as a commercial bank, has made a loan.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Fund's Trustees. In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than thirteen months. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of thirteen months from the effective date of the repurchase agreement. The Fund will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by the Fund may be delayed or limited.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS

    The Fund intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of its assets: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

    The Fund also will comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Taxes."


    The higher total return sought by the Fund is generally obtainable from high yield, high risk securities in the lower rating categories of the established rating services. These securities are rated below Baa by Moody's Investors Service, Inc., ("Moody's") or below BBB by Standard & Poor's or BBB by Fitch Investor Service Inc. and as low as the lowest ratings assigned by such agencies. Lower rated securities are generally referred to as junk bonds. See the Appendix attached to this SAI for a description of the characteristics of the various ratings categories. The Fund is not obligated to dispose of securities whose issuers subsequently are in default. The credit ratings of Moody's, Standard & Poor's and Fitch Investor Service Inc. (the "Rating Agencies"), such as those ratings described in this SAI, may not be changed by the Rating Agencies in a timely fashion to reflect subsequent economic events. The credit ratings of securities do not evaluate market risk. The Fund may also invest in unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to the rated securities in which the Fund may invest.


    Debt securities that are rated in the lower rating categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income, including the possibility of default or bankruptcy of the issuer of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. Although the Adviser seeks to minimize these risks through diversification, investment analysis and attention to current developments in interest rates and economic conditions, there can be no assurance that the Adviser will be successful in limiting the Fund's exposure to the risks associated with lower rated securities. Because the Fund invests in securities in the lower rated categories, the achievement of the Fund's investment objective is more dependent on the Adviser's ability than would be the case if the Fund were investing in securities in the higher rated categories.

    Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to determine accurately the Fund's net asset value.

    Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations may make it more difficult to dispose of the Fund's investments in high yield securities and to value accurately these assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield bonds. In addition, the Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions whether or not justified by fundamental factors.

    In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

    BELOW INVESTMENT GRADE DEBT. Certain lower rated securities purchased by the Fund, such as those rated Ba or B by Moody's or BB or B by Standard & Poor's (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that the Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Advisor's own credit analysis.

    Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately the Fund's portfolio securities for purposes of determining the Fund's net asset value. See
Appendix A for more detailed information on these ratings.

                        OPTIONS AND FUTURES TRANSACTIONS

    The Fund may purchase and sell (a) exchange traded and over-the-counter ("OTC") put and call options on fixed income securities or indexes of fixed income securities, (b) futures contracts on indexes of fixed income securities and (c) put and call options on futures contracts on indexes of fixed income securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

    The Fund may utilize options and futures contracts to manage its exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge the Fund's investments against price fluctuations. Other strategies, including buying futures contracts, writing puts and calls, and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of the Fund's overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund's objective, and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase the Fund's return. While the use of these instruments by the Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If the Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower the Funds' return. Certain strategies limit the Fund's possibilities to realize gains as well as limit its exposure to losses. The Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund's turnover rate.

    The Fund may purchase put and call options on securities, indexes of securities and futures contracts, or purchase and sell futures contracts, only if such options are written by other persons and if (i) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's net assets, and (ii) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.

    PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. The Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If the Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

    The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the costs of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

    The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

    SELLING (WRITING) PUT AND CALL OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses the exercise it. The Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

    If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

    Writing a call option obligates the Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

    The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

    OPTIONS ON INDEXES. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because the Fund's investments generally will not match the composition of an index.

    For a number of reasons, a liquid market may not exist and thus the Fund may not be able to close out an option position that it has previously entered into. When the Fund purchases an OTC option (described below), it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

    EXCHANGE TRADED AND OTC. All options purchased or sold by the Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (OTC options) that meet creditworthiness standards approved by the Trust's Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, the Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

    Provided that the Fund has arrangements with certain qualified dealers who agree that the Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, the Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may purchase or sell (write) futures contracts and purchase or sell (write) put and call options, including put and call options on futures contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position. Currently, futures contracts are available on various types of fixed income securities, including, but not limited to, U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of fixed income securities.

    When the Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

    The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when the Fund buys or sells a futures contract it will be required to deposit "initial margin" in the name of its futures broker, known as a futures commission merchant (FCM). Initial margin deposits are typically equal to a small percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. The Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for the Fund to close out its futures positions. Until it closes out a futures position, the Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of the Fund's investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

    Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of "variation" margin payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

    The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by the Fund are paid into a segregated account, in the name of the FCM, as required by the 1940 Act and the SEC interpretations thereunder.

    The Fund is permitted to purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

    CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

    Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

    LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired. (See "Exchange Traded and OTC Options" above for a discussion of the liquidity of options not traded on an exchange.)

    POSITION LIMITS. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption from the exchange cannot be obtained, the Fund or the Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

    ASSET COVERAGE FOR FUTURES CONTRACTS AND OPTIONS POSITIONS. Although the Fund will not be a commodity pool, certain derivatives subject the Fund to the rules of the Commodity Futures Trading Commission which limit the extent to which the Fund can invest in such derivatives. The Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit. However, the Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money (option contract on a stock whose current market price is above the striking price of a call option or below the striking price of a put option) at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

    In addition, the Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will segregate appropriate liquid assets in the amount prescribed. Securities so segregated cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

    SWAPS AND RELATED SWAP PRODUCTS. The Fund may engage in swap transactions, including, but not limited to, interest rate, currency, index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as "swap transactions").

    The Fund may enter into swap transactions for any legal purpose consistent with its investment objective, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that the Fund may be required to pay.

    Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on specified notional investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated by reference to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a "basket" of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a prespecified notional amount with prespecified terms with the seller of the option as the counterparty.

    The "notional amount" of the swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example one swap counterparty may agree to pay a floating rate of interest (e.g., U.S. 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event the Fund is obligated to make payments more frequently than it receives payments from the other party, the Fund will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by the Fund, payments by the parties will be exchanged on a "net basis" and the Fund will receive or pay, as the case may be, only the net amount of the two payments.

    The amount of the Fund's potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on the Fund's potential loss if it sells a cap, floor or collar. If the Fund buys a cap, floor or collar, however, the Fund's potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional interest rate swaps, swap transactions tend to be more volatile than many other types of investments.

    The use of swap transactions, caps, floors and collars involves investment techniques and risks which are different from those associated with portfolio security transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to the Fund or that the Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to the Fund. The Adviser will, however, consider such risks and will enter into swap transactions only when it believes that the risks are not unreasonable.

    The Fund will maintain cash or segregate liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of the Fund's accrued obligations under the agreement.

    The Fund will not enter into any swap transaction, cap, floor or collar, unless the counterparty to the transaction is deemed creditworthy by the Adviser. If a counterparty defaults, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

    The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by the Adviser and approved by the Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume, (2) the number of dealers and end uses for the instrument in the marketplace, (3) the level of marketmaking,
(4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the 15% restriction on investments in securities that are not readily marketable.

    During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, the Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

    The federal income tax treatment of swap transactions may impose limitations on the extent to which the Fund may engage in such transactions.

                                RISK MANAGEMENT

    The Fund may employ non-hedging risk management techniques. Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long term securities, it might cause the Fund to purchase futures contracts on long term debt securities. Similarly, if the Adviser wishes to decrease the maturities of fixed income securities, it could cause the Fund to sell futures contracts on debt securities. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

                               PORTFOLIO TURNOVER


    The Fund expects that its annual portfolio turnover rate will be between 50% and 100%. A rate of 100% indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year. High portfolio turnover may result in the realization of substantial net capital gains or losses. To the extent that net short term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Distributions: Tax Matters" section.

                            INVESTMENT RESTRICTIONS

    The investment restrictions below have been adopted by the Trust with respect to the Fund. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a security holders meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities.

    The Fund:

        1. May not make any investments inconsistent with the Fund's classification as a diversified investment company under the 1940 Act;
        2. May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry, except as otherwise permitted by the SEC;
        3. May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;
        4. May not borrow money, except to the extent permitted by applicable law;
        5. May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the 1933 Act;
        6. May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities directly or indirectly secured by real estate or (b) securities issued by issuers that invest in real estate;
        7. May not purchase or sell commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodity contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and
        8. May not make loans to other persons, except in accordance with the Fund's investment objectives and policies and to the extent permitted by applicable law.

    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees. These non-fundamental investment policies require that the Fund:

        1. May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;
        2. May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and
        3. May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

    There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

    For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With the Securities and Exchange Commission or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

                                    TRUSTEES


    The Trustees of the Fund, together with information regarding their positions with the Fund, principal occupations and other board memberships and affiliations are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                        NUMBER OF
                                                                      PORTFOLIOS IN
          NAME (AGE);                                                  FUND COMPLEX
        POSITIONS WITH                  PRINCIPAL OCCUPATIONS          OVERSEEN BY         OTHER DIRECTORSHIPS HELD
       THE FUND (SINCE)                  DURING PAST 5 YEARS             TRUSTEE             OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong (60);         Retired; Vice President &                77          None
Trustee (2001)                     Treasurer of Ingersoll-Rand
                                   Company

Roland E. Eppley, Jr. (69);        Retired                                  77          Trustee of Janel
Trustee (2001)                                                                          Hydraulics, Inc.
                                                                                        (1993-Present)

Ann Maynard Gray (56); Trustee     Retired; Vice-President of               77          Director of Duke Energy
(2001)                             Capital Cities/ABC, Inc.                             Corporation (1997-Present);
                                   (1986-1998); President of                            Director of Elan Corporation
                                   Diversified Publishing Group                         Plc (2001-Present); Director of
                                   (1991-1997);                                         The Phoenix Companies (2002)

Matt Healey (63); Trustee and      Retired; Chief Executive                 77          None
President of the Board of          Officer of certain trust in
Trustee (1982)                     J.P. Morgan funds (1982-2001)

Fergus Reid III (69); Chairman     Chairman & Chief Executive               77          Trustee of Morgan Stanley Funds
of the Board (2001)                Officer of Lumelite Corporation                      (1995-Present)

James J. Schonbachler (59);        Retired; Managing Director of            77          Director of Jonathans Landing
Trustee (2001)                     Bankers Trust Company                                Golf Club, Inc. (2001-Present)
                                   (financial services)
                                   (1968-1998); Group Head and
                                   Director of Bankers Trust,
                                   A.G., Zurich and BT Brokerage
                                   Corp. (financial services)

H. Richard Vartabedian (66);       Investment Management                    77          None
Trustee (2001)                     Consultant

INTERESTED TRUSTEE

Leonard M. Spalding (66);          Retired; Chief Executive                 77          Director of Greenview Trust Co.
Trustee (2001)*                    Officer of Chase Mutual Funds
                                   (1989-1998); President & Chief
                                   Executive Officer of Vista
                                   Capital Management (investment
                                   management); Chief Investment
                                   Executive of Chase Manhattan
                                   Private Bank (investment
                                   management)



                    *   Mr. Spalding is deemed to be an interested person due to his ownership of J.P. Morgan Chase & Co. stock.



    Each Trustee is elected to serve for an indefinite term. The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has

Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended October 31, 2001. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The members of the Investment Committee are Messrs. Spalding (Chairman), Vartabedian and Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the fiscal year end October 31, 2001. The members of the Governance Committee are Messrs. Vartabedian (Chairman), Schonbachler, Eppley and Reid. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by Shareholders, but has no procedures currently in place for doing such. The Governance Committee met once during the fiscal year end October 31, 2001.



    The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2001 in the Fund and each Trustee's aggregate ownership in any Funds that the Trustee oversees in the complex:



                                                    OWNERSHIP OF                 AGGREGATE OWNERSHIP OF ALL
NAME OF TRUSTEE                                      FUND SHARES                    FUNDS IN THE COMPLEX
---------------                                     -------------       ---------------------------------------------
William J. Armstrong                                    None                            Over $100,000
Roland E. Eppley, Jr.                                   None                            Over $100,000
Ann Maynard Gray                                        None                          $10,000--$50,000
Matt Healey                                             None                            Over $100,000
Fergus Reid III                                         None                            Over $100,000
James J. Schonbachler                                   None                          $50,000--$100,000
Leonard M. Spalding                                     None                            Over $100,000
H. Richard Vartabedian                                  None                            Over $100,000



   As of December 31, 2001, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or any of their affiliates (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.



    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. For his services as the Chairman of the Governance Committee of the JPMorgan Fund Complex, Mr. Vartabedian is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.



    Trustee compensation expenses paid by the Trust for the calendar year ended December 31, 2001 are set forth below.



                                                                                  PENSION OR
                                                                                  RETIREMENT               TOTAL
                                                     AGGREGATE TRUSTEE         BENEFITS ACCRUED      COMPENSATION PAID
                                                  COMPENSATION PAID BY THE          BY THE                 FROM
                                                     TRUST DURING 2001          "FUND COMPLEX"        "FUND COMPLEX"
                                                 --------------------------    -----------------    -------------------
William J. Armstrong, Trustee                                $0                     $30,616              $106,500
Roland R. Eppley, Jr.                                        $0                     $44,137              $107,500
Ann Maynard Gray                                             $0                    N/A                   $100,000
Matthew Healey                                               $0                    N/A                   $116,665
Fergus Reid, III                                             $0                     $65,527              $240,415
James J. Schonbachler                                        $0                    N/A                   $100,000
Leonard M. Spalding, Jr.                                     $0                     $27,891              $102,000
H. Richard Vartabedian                                       $0                     $66,879              $153,565



                    * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of affiliates of J.P. Morgan Chase & Co. ("J.P. Morgan Chase").

                   **   On February 22, 2001, the board of Trustees voted to
                        terminate the Retirement Plan.
                  (1)   A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for
                        purposes of investment and investment services, or have a
                        common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex
                        for which the Trustees serve includes 10 investment
                        companies.
                  (2)   Pierpont Group, Inc. which provided services to the former
                        J.P. Morgan Family of Funds, paid Mr. Healey, in his role as
                        Chairman of Pierpont Group, Inc., compensation in the amount of $115,500, contributed $17,300 to a defined contribution plan on his behalf and paid $5,000 in insurance premiums for his benefit.



    The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by Chase. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian received $1,027,673, $800,600, $2,249,437, $463,798 and $1,076,927, respectively, in connection with the termination. Each nominee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.


    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid, Spalding and Vartabedian are the only Trustees who have elected to defer compensation under such plan.

                                    OFFICERS




    The Trust's executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc. a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Trust has no employees.



    The officers of the Trust, together with information regarding their positions held with the Trust, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers unless otherwise noted is 522 Fifth Avenue, New York, NY 10036.



          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
George Gatch (39),                 Managing Director, J.P. Morgan           82                       None
President (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   J.P. Morgan Fleming's U.S.
                                   Mutual Funds and Financial
                                   Intermediaries Business; he has
                                   held numerous positions
                                   throughout the firm in business
                                   management, marketing and
                                   sales.

David Wezdenko (38),               Vice President, J.P. Morgan              82                       None
Treasurer (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Chief
                                   Operating Officer for J.P.
                                   Morgan Fleming's U.S. Mutual
                                   Funds and Financial
                                   Intermediaries Business; since
                                   joining J.P. Morgan Chase in
                                   1996, he has held numerous
                                   financial and operation related
                                   positions supporting the J.P.
                                   Morgan pooling funds business.

Sharon Weinberg (42),              Vice President, J.P. Morgan              82                       None
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   Business and Product Strategy
                                   for J.P. Morgan Fleming's U.S.
                                   Mutual Funds and Financial
                                   Intermediaries Business; since
                                   joining J.P. Morgan Chase in
                                   1996, she has held numerous
                                   positions through out the asset
                                   management business in mutual
                                   funds marketing, legal and
                                   product development.

Michael Moran (32),                Vice President, J.P. Morgan              82                       None
Vice President (2001)              Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Chief
                                   Financial Officer of J.P.
                                   Morgan Fleming's U.S. Mutual
                                   Funds and Financial
                                   Intermediaries Business

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
Stephen Ungerman (48),             Vice President, J.P. Morgan              82                       None
Vice President and Assistant       Investment Management Inc. and
(2001)                             J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Head of
                                   the Fund Service Group within
                                   Fund Administration; prior to
                                   J.P. Morgan Chase in 2000, he
                                   held a number of senior
                                   management positions in
                                   Prudential Insurance Co. of
                                   America's asset management
                                   business, including Assistant
                                   General counsel, Tax Director,
                                   and Co-head of Fund
                                   Administration Department;
                                   Mr. Ungerman was also the
                                   Assistant Treasurer of all
                                   mutual funds managed by
                                   Prudential.

Judy R. Bartlett (36),             Vice President and Assistant             82                       None
Vice President and Assistant       General Counsel, J.P. Morgan
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc., since
                                   September 2000; from August
                                   1998 through August 2000,
                                   Ms. Bartlett was an attorney at
                                   New York Life Insurance Company
                                   where she served as Assistant
                                   Secretary for the Mainstay
                                   Funds; from October 1995
                                   through July 1998,
                                   Ms. Bartlett was an associate
                                   at the law firm of Wilkie
                                   Far & Gallagher.

Joseph J. Bertini (36),            Vice President and Assistant             82                       None
Vice President and Assistant       General Counsel, J.P. Morgan
Secretary (2001)                   Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; prior to
                                   October of 1997, he was an
                                   attorney in the Mutual Fund
                                   Group at SunAmerica Asset
                                   Management Inc.

Paul M. DeRusso (47),              Vice President, J.P. Morgan              82                       None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.; Manager
                                   of the Budgeting and Expense
                                   Group of Funds Administration
                                   Group.

Lai Ming Fung (27),                Associate, J.P. Morgan                   82                       None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.;
                                   Budgeting Analyst for the
                                   Budgeting and Expense Group of
                                   Funds Administration Group.

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
Mary Squires (47),                 Vice President, J.P. Morgan              82                       None
Assistant Treasurer (2001)         Investment Management Inc. and
                                   J.P. Morgan Fleming Asset
                                   Management (USA) Inc.;
                                   Ms. Squires has held numerous
                                   financial and operations
                                   positions supporting the J.P.
                                   Morgan Chase organization
                                   complex.

Nimish S. Bhatt (38),              Senior Vice President of the             82               Treasurer & Principal
Assistant Treasurer (2001)*        Fund Administration and                                 Accounting Officer of BNY
                                   Financial Services of BISYS                          Hamilton Funds, Inc., Treasurer
                                   Investment Services, Inc.,                           of Summit Investment Trust and
                                   since November 2000; various                             Principal Financial and
                                   positions held within BISYS                              Accounting Officer and
                                   prior to 1996, including Vice                            Comptroller of Variable
                                   President and Director of                                    Insurance Funds
                                   International Operation, Vice
                                   President of Financial
                                   Administration and Vice
                                   President of Tax.

Arthur A. Jensen (35),             Vice President of Financial              82                       None
Assistant Treasurer (2001) *       Services of BISYS Investment
                                   Services, Inc., since June
                                   2001; formerly Section Manager
                                   at Northern Trust Company and
                                   Accounting Supervisor at
                                   Allstate Insurance Company.

Martin R. Dean (38),               Vice President of                        82          Secretary of Eureka Funds
Assistant Treasurer (2001)*        Administration Services of
                                   BISYS Investment Services, Inc.

Alaina Metz (34),                  Chief Administrative Officer of          82          Assistant Secretary of Old
Assistant Secretary (2001)*        BISYS Fund Services, Inc.;                           National Fund, Assistant
                                   formerly, Supervisor of the                          Secretary of 1st Source
                                   Blue Sky Department of Alliance                      Monogram Funds, Assistant
                                   Capital Management L.P.                              Secretary of Alpine Equity
                                                                                        Trust, Assistant Secretary of
                                                                                        Ambassador Funds, Assistant
                                                                                        Secretary of American
                                                                                        Independence Funds Trust,
                                                                                        Assistant Secretary of American
                                                                                        Performance, Assistant
                                                                                        Secretary of AmSouth Funds,
                                                                                        Assistant Clerk of Barr
                                                                                        Rosenberg Series Trust,
                                                                                        Chairman of Barr Rosenberg
                                                                                        Variable Insurance Trust,
                                                                                        Assistant Secretary of BB&T
                                                                                        Funds, Assistant Secretary of
                                                                                        BNY Hamilton Funds, Inc.,
                                                                                        Assistant Secretary of Brenton
                                                                                        Mutual Funds, Assistant
                                                                                        Secretary of Citizens Funds,
                                                                                        Assistant Secretary of Counter
                                                                                        Bond Fund, Assistant Secretary
                                                                                        of Empire Builder Tax Free Bond
                                                                                        Fund, Assistant Secretary of
                                                                                        Eureka Funds, Assistant
                                                                                        Secretary of Gartmore Mutual
                                                                                        Funds (GMF), Assistant
                                                                                        Secretary of Gartmore Variable
                                                                                        Insurance Trust (GVIT),

          NAME (AGE),                                                   NUMBER OF
      POSITIONS HELD WITH               PRINCIPAL OCCUPATIONS         PORTFOLIOS IN          OTHER POSITIONS HELD
       THE FUNDS (SINCE)                 DURING PAST 5 YEARS           FUND COMPLEX          OUTSIDE FUND COMPLEX
-------------------------------    -------------------------------    --------------    -------------------------------
                                                                                        Assistant Secretary of Governor
                                                                                        Funds, Assistant Secretary of
                                                                                        Hirtle Callaghan Trust,
                                                                                        Assistant Secretary of HSBC
                                                                                        Advisor Funds Trust (Class Y -
                                                                                        Onshore Feeder Funds),
                                                                                        Assistant Secretary of HSBC
                                                                                        Family of Funds, Assistant
                                                                                        Secretary of HSBC Investor
                                                                                        Funds, Assistant Secretary of
                                                                                        Kensington Funds, Assistant
                                                                                        Secretary of Kent Funds,
                                                                                        Chairman of LEADER Mutual
                                                                                        Funds, Assistant Secretary of
                                                                                        Metamarkets.com, Assistant
                                                                                        Secretary of Meyers Investment
                                                                                        Trust, Assistant Secretary of
                                                                                        MMA Praxis Mutual Funds,
                                                                                        Assistant Secretary of
                                                                                        Nationwide Asset Allocation
                                                                                        Trust (NAAT), Assistant
                                                                                        Secretary of Oak Value,
                                                                                        Assistant Secretary of Old
                                                                                        Westbury Funds, Assistant
                                                                                        Secretary of One Group Mutual
                                                                                        Funds, Vice President of
                                                                                        Pacific Capital Funds, Chairman
                                                                                        of RBC Funds, Assistant
                                                                                        Secretary of Shay - Asset
                                                                                        Management Fund, Assistant
                                                                                        Secretary of Shay -
                                                                                        Institutional Investors Capital
                                                                                        Appreciation Fund, Inc.,
                                                                                        Assistant Secretary of Shay -
                                                                                        M.S.B. Fund, Inc., Assistant
                                                                                        Secretary of Summit Investment
                                                                                        Trust, Assistant Secretary of
                                                                                        The Shelby Funds, Assistant
                                                                                        Secretary of United American
                                                                                        Cash Reserves, Assistant
                                                                                        Secretary of USAllianz Funds,
                                                                                        Assistant Secretary of
                                                                                        USAllianz Variable Insurance
                                                                                        Products Trust, Assistant
                                                                                        Secretary of UST of Boston,
                                                                                        Assistant Secretary of Valiant
                                                                                        Fund, Assistant Secretary of
                                                                                        Van Ness Funds, Secretary of
                                                                                        Variable Insurance Funds,
                                                                                        Assistant Secretary of Victory
                                                                                        Portfolios, Assistant Secretary
                                                                                        of Victory Variable Insurance
                                                                                        and Assistant Secretary of
                                                                                        Willamette Funds

Lisa Hurley (46),                  Executive Vice President and             82                       None
Assistant Secretary (2001)**       General Counsel of BISYS Fund
                                   Services, Inc.; formerly
                                   Counsel to Moore Capital
                                   Management and General Counsel
                                   to Global Asset Management and
                                   Northstar Investments
                                   Management.



                    * The contact address for the officer is Stelzer Road, Columbus, OH 43219.
                   **   The contact address for the officer is 90 Park Avenue, New
                        York, NY 10016.



    As of January 31, 2002, the officers and Trustees as a group owned less than 1% of any class of shares of each Fund.

                                CODES OF ETHICS

    The Trust, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to preclearance and other procedures reasonably necessary to prevent access persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                               INVESTMENT ADVISER

    The Trust has retained JPMIM as Investment Adviser to provide investment advice and portfolio management services to the Fund, pursuant to an Investment Advisory Agreement, dated as of May 11, 1998. Subject to the supervision of the Fund's Trustees, the Adviser makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments.

    The Investment Advisory Agreement provides that it will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of the Fund's outstanding voting securities, on 60 days' written notice to the Adviser and by the Adviser on 90 days' written notice to the Trust. See "Additional Information."

    The Adviser, a wholly owned subsidiary of J.P. Morgan Chase & Co.
("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, is located at 522 Fifth Avenue, New York, New York 10036.


    J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment Advisory business for over 100 years and today, through JPMIM and its other subsidiaries, offers a wide range of banking and investment management services to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world. See "Administrator" and "Shareholder Servicing" below.


    The investment Advisory services the Adviser provides to the Fund are not exclusive under the terms of the Investment Advisory Agreement. The Adviser is free to and does render similar investment Advisory services to others. The Adviser also manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which Morgan serves as trustee; the Adviser advises Morgan on investment of the commingled pension trust funds. The accounts which are managed or advised by the Adviser have varying investment objectives and the Adviser invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of the Adviser who may also be acting in similar capacities for the Fund. See "Portfolio Transactions."

    The Fund is managed by employees of the Adviser who, in acting for their customers, including the Fund, do not discuss their investment decisions with any personnel of J.P. Morgan Chase or any personnel of other divisions of the Adviser or with any of its affiliated persons, with the exception of certain other investment management affiliates of J.P. Morgan Chase which execute transactions on behalf of the Fund.

    As compensation for the services rendered and related expenses such as salaries of Advisory personnel borne by the Adviser under the Investment Advisory Agreement, the Fund has agreed to pay the Adviser a fee, which is computed daily and may be paid monthly, equal to 0.55% of the average daily net assets of the Fund.

    Prior to October 1, 1998, Morgan Guaranty Trust Company of New York "Morgan Guaranty" served as investment adviser to the Fund's portfolio.

    Under separate agreements, Morgan, an affiliate of the Adviser, also provides certain financial, fund accounting and administrative services to the Trust and the Fund and shareholder services for the Trust.



    The Fund's Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the applicable Advisory Agreement or its affiliates, has approved the Advisory Agreement for the Fund.



    In approving the Advisory Agreement, the Board of Trustees of the Fund focused primarily on the nature, quality and scope of the operations and services provided by the Adviser to the Fund and comparative fee information concerning other investment companies with similar investment objectives and policies. The Fund's Board of Trustees compared the terms of the Advisory Agreement and similar arrangements by other investment companies, particularly with regard to levels of fees and the anticipated benefits to the Adviser of its relationship with the Fund. In addition, the Fund's Board of Trustees considered the commitment of the Adviser to maintain the services provided to the Fund, and met with representatives of the Adviser to discuss the financial condition of the Adviser and the Adviser's intentions with respect to the management of the Funds. In addition to the foregoing primary considerations, the Fund's Board of Trustees considered whether there were any conditions likely to affect the ability of the Adviser to retain and attract qualified personnel to manage the Fund. The Fund's Board of Trustees requested and reviewed, with the assistance of its own legal counsel, materials furnished by the Adviser. These materials included financial statements as well as other written information regarding the Adviser and its personnel, operations and financial condition. In connection with these considerations, the Board considered possible alternatives to approval of the Advisory Agreement.



    The Board of Trustees of the Fund concluded that each Advisory Agreement enabled the applicable Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of each agreement was in the best interest of the Fund and its shareholders.


                                 ADMINISTRATOR

    Pursuant to an Administration Agreement (the "Administration Agreement"), dated August 11, 2001, Morgan is the administrator of the Fund. Morgan provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries, and arranging for the maintenance of books and records of the Fund and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. Morgan in its capacity as administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Morgan was formed on November 10, 2001, from the merger of Morgan Guaranty Trust Company of New York and the Chase Manhattan Bank.

    Under the Administration Agreement, Morgan is permitted to render administrative services to others. The Administration Agreement will continue in effect for two years and from year to year thereafter with respect to the Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of the Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Morgan on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940
Act). The Administration Agreement also provides that absent willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of duties under the agreement on the part of Morgan or its directors, or employees, the Trust shall indemnify Morgan against any claims that Morgan may incur based on any omission in connection with services rendered to the Trust under the Administration Agreement.

    In consideration of the services provided by Morgan pursuant to the Administration Agreement, Morgan receives from the Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% on the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Funds Complex plus 0.075% of the average daily net assets over $25 billion. Morgan may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.

    Morgan may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Fund's sub-administrator.

                                  DISTRIBUTOR


    The Distributor serves as the Trust's exclusive distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, the Distributor receives no compensation in its capacity as the Fund's distributor. The Distributor is a wholly-owned indirect subsidiary of The BISYS Group, Inc. The Distributor also serves as exclusive placement agent for the Fund. The Distributor currently provides administration and distribution services for a number of other investment companies.


    The Distribution Agreement will continue in effect with respect to the Fund for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers") . The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of (i) 67% or more of the Fund's outstanding voting securities present at a meeting if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding voting securities, whichever is less. The principal offices of the Distributor are located at 1211 Avenue of the Americas, New York, New York 10036.

                          CUSTODIAN AND TRANSFER AGENT

    Pursuant to a Global Custody Agreement with the Trust dated September 7, 2001, Morgan, 3 Metrotech Center, Brooklyn, New York 11245, is the Trust's custodian and fund accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of the Fund's portfolio transactions.

    DST Systems, Inc. ("DST"), 1055 Broadway, Kansas City Missouri, 64105 serves as each Fund's transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, DST is responsible for maintaining account records detailing the ownership of Fund shares and for creating income, capital gains and other changes in share ownership to shareholder accounts.

                             SHAREHOLDER SERVICING

    The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers who are Fund investors and for other Fund investors who are customers of a financial professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected and certain other matters pertaining to the Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; transmitting purchase and redemption orders to the Fund's transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; and providing other related services.

    Under the Shareholder Servicing Agreement, the Fund has agreed to pay Morgan a fee for these services at the annual rate of up to 0.10% with respect to Institutional Shares and up to 0.25% with respect to Select, Class A, Class B and Class C shares (expressed as a percentage of the average daily net assets of Fund shares). Morgan acts as shareholder servicing agent for all such shareholders.

    The Fund may be sold to or through financial intermediaries who are customers of Morgan ("financial professionals"), including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. See "Financial Professionals" below. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

                               DISTRIBUTION PLAN

    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of its Class A, Class B and
Class C shares of the Fund as described in the Prospectus. The Distribution Plan provides that such classes shall pay the Distributor for distribution services a distribution fee (the "Distribution Fee"), at annual rates not to exceed the amounts set forth in the Prospectus. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares of the Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of the Fund may also benefit the Fund's other shares and other JPMorgan Funds.

    Class A shares pay a Distribution Fee of up to 0.25% and Class B and Class C shares pay a Distribution Fee of up to 0.75% of average daily net assets. The Distributor currently expects to pay sales commissions to a dealer at the time of sale of Class B shares of up to 4.00% of the purchase price of the shares sold by such dealer. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C shares, it will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses.

    No class of shares of the Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of the Fund.

    Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average net asset values of Class A shares, or 0.75% annualized of the average net asset value of the Class B and Class C shares, maintained in the Fund by such broker-dealers' customers. Trail or maintenance commissions on Class B and Class C shares will be paid to broker-dealers beginning the 13th month following the purchase of such Class B or Class C shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by the Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). With respect to Class B and Class C shares, because of the 0.75% annual limitation on the compensation paid to the Distributor during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C shares in any one year will be accrued and paid by the Fund to the Distributor in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of its Distribution Fee paid. In determining whether to purchase Class B or Class C shares, investors should consider that compensation payments could continue until the Distributor has been fully reimbursed for the commissions paid on sales of Class B and Class C shares.

    Each class of shares is entitled to exclusive voting rights with respect to matters concerning the Distribution Plan.

    The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees").

    The Distribution Plan requires that the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of disinterested Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular class, by vote of a majority of the outstanding voting shares of the class of the Fund to which it applies (as defined in the 1940 Act). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Fund will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.

                            FINANCIAL PROFESSIONALS

    The services provided by financial professionals may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the financial professional, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as the Shareholder Servicing Agent or the financial professional's clients may reasonably request and agree upon with the financial professional.

    Financial professionals may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among financial professionals but in all cases will be retained by the financial professional and not remitted to the Fund or Morgan.

    The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders will be priced at the Fund's net asset value next calculated after they are so accepted.

                            INDEPENDENT ACCOUNTANTS

    The independent accountants of the Trust are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

                                    EXPENSES

    In addition to the fees payable to the Adviser, the Shareholder Servicing Agent and the Distributor under various agreements discussed under "Investment Adviser," "Distributor," "Administrator," "Shareholder Servicing" and "Distribution Plan" above, the Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses applicable to the Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.


    Morgan has agreed that it will reimburse the Fund through December 31, 2003 for Class A, Class B and Class C shares and through December 31, 2005, for Select and Institutional Classes to the extent necessary to maintain the Fund's total operating expenses at the following annual rates of the Fund's average daily assets. These limits do not cover interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan.



    Institutional Shares:                                       0.75%
    Select Shares:                                              0.90%
    Class A Shares:                                             1.15%
    Class B Shares:                                             1.65%
    Class C Shares:                                             1.65%


                      PURCHASES, REDEMPTIONS AND EXCHANGES

    The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. If an investor's account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the Fund reserves the right to request that you buy more shares or close the investor's account. If the investor's account balance is still below the minimum 60 days after notification, the Fund reserves the right to close out such account and send the proceeds to the address of record. DST Systems, Inc. ("DST"), the Fund's transfer agent (the "Transfer Agent") may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in
Section 6 of the Account Application. The Telephone Exchange Privilege is not available if an investor was issued certificates for shares that remain outstanding.

    Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to the Fund in writing.

    The Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund;
(ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, OTC market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

    Subject to compliance with applicable regulations, the Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).

    The Trust, on behalf of the Fund, reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading thereon is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

    Each investor in the Fund may add to or reduce its investment in the Fund on each day that the New York Stock Exchange is open for business. Once each such day, based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time) the value of each investor's interest in the Fund will be determined by multiplying the NAV of the Fund by the percentage representing that investor's share of the aggregate beneficial interests in the Fund. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction
(i) the numerator of which is the value of such investor's investment in the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Fund effected on such day and (ii) the denominator of which is the aggregate NAV of the Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of such time on the following day the New York Stock Exchange is open for trading.

    The public offering price of Class A shares is the NAV plus a sales charge that varies depending on the size of the investor's purchase. The Fund receives the NAV. The sales charge is allocated between the investor's broker-dealer and the Fund's Distributor as shown in the following table, except when the Fund's Distributor, in its discretion, allocates the entire amount to the investor's broker-dealer.

    The broker-dealer allocation for Funds with a 4.50% sales charge on Class A shares is set forth below:

                                                                                           AMOUNT OF
                                                                 SALES CHARGE AS A        SALES CHARGE
                                                                   PERCENTAGE OF:         REALLOWED TO
                                                               ----------------------     DEALERS AS A
                                                               OFFERING    NET AMOUNT    PERCENTAGE OF
AMOUNT OF TRANSACTION AT OFFERING PRICE ($)                     PRICE       INVESTED     OFFERING PRICE
-------------------------------------------                    --------    ----------    --------------
Under 100,000                                                    4.50         6.10            5.00
100,000 but under 250,000                                        3.75         3.90            3.25
250,000 but under 500,000                                        2.50         2.56            2.25
500,000 but under 1,000,000                                      2.00         2.04            1.75

    There is no initial sales charge on purchases of Class A shares of $1 million or more.


    Effective January 1, 2002, clients of broker-dealers that received the commissions described above will be subject to a contingent deferred sales charge ("CDSC") based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption if shares are redeemed within 12 months of the purchase date. If shares are held for up to 6 months there will be a CDSC of 1.00% and if shares are held for 6 to 12 months there will be a CDSC of 0.75%.



    The Fund's Distributor may also pay broker-dealers a commission of up to 1.00% of net sales on sales of Class A shares of less than $1 million to certain defined contribution plans. Defined contribution plan clients of broker-dealers that receive commissions on such sales will be subject to a CDSC of up to 1%, based on the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption, if the defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date.

    At times the Fund's Distributor may reallow up to the entire sales charge to certain broker-dealers. In those instances, broker-dealers selling Class A shares of the Fund may be deemed to be underwriters under the Securities Act.

    The Fund's Distributor pays broker-dealers commissions on net sales of Class A shares of $1 million or more based on an investor's cumulative purchases. Such commissions are paid at the rate of 1.00% of the amount under $2.5 million, 0.75% of the next $7.5 million, 0.50% of the next $40 million and 0.20% thereafter. The Fund's Distributor may withhold such payments with respect to short-term investments.

    Investors may be eligible to buy Class A shares at reduced sales charges. Interested parties should consult their investment representative or the JPMorgan Funds Service Center for details about JPMorgan Funds' combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, employee benefit plans and other plans. Some participant-directed employee benefit plans participate in a "multi-fund" program which offers both JPMorgan and non-JPMorgan mutual funds. The money that is invested in JPMorgan Funds may be combined with the other mutual funds in the same program when determining the plan's eligibility to buy Class A shares for purposes of the discount privileges and programs described above.

    Investors in Class A shares may qualify for reduced initial sales charges by signing a statement of intention (the "Statement"). This enables the investor to aggregate purchases of Class A shares in the Fund with purchases of Class A shares of any other Fund in the Trust (or if a Fund has only one class, shares of such Fund), excluding shares of any JPMorgan money market fund, during a 13-month period. The sales charge is based on the total amount to be invested in Class A shares during the 13-month period. All Class A shares or other qualifying shares of these Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Statement is signed) toward completion of the Statement. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the Statement. A shareholder must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Statement.

    The Statement is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Statement (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Statement.

    Class A shares of the Fund may also be purchased by any person at a reduced initial sales charge which is determined by (a) aggregating the dollar amount of the new purchase and the greater of the purchaser's total (i) NAV or (ii) cost of any shares acquired and still held in the Fund, or any other JPMorgan Fund excluding any JPMorgan money market fund, and (b) applying the initial sales charge applicable to such aggregate dollar value (the "Cumulative Quantity Discount"). The privilege of the Cumulative Quantity Discount is subject to modification or discontinuance at any time with respect to all Class A shares (or if a Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    An individual who is a member of a qualified group (as hereinafter defined) may also purchase Class A shares of the Fund (or if the Fund has only one class and is subject to an initial sales charge, shares of such Fund) at the reduced sales charge applicable to the group taken as a whole. The reduced initial sales charge is based upon the aggregate dollar value of Class A shares (or if the Fund has only one class and is subject to an initial sales charge, shares of such Fund) previously purchased and still owned by the group plus the securities currently being purchased and is determined as stated in the preceding paragraph. In order to obtain such discount, the purchaser or investment dealer must provide the Transfer Agent with sufficient information, including the purchaser's total cost, at the time of purchase to permit verification that the purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. Information concerning the current initial sales charge applicable to a group may be obtained by contacting the Transfer Agent.

    A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Class A shares (or if the Fund has only one class and is subject to an initial sales charge, shares of such
Fund) at a discount and (iii) satisfies uniform criteria which enables the Distributor to realize economies of scale in its costs of distributing Class A shares (or if the Fund has only one class and is subject to an initial sales charge, shares of such Fund). A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor, and must seek to arrange for payroll deduction or other bulk transmission of investments in the Fund. This privilege is subject to modification or discontinuance at any time with respect to all Class A shares (or if the Fund has only one class and is subject to an initial sales charge, shares of such Fund) purchased thereafter.

    No initial sales charge will apply to the purchase of the Fund's Class A shares if (i) one is investing proceeds from a qualified retirement plan where a portion of the plan was invested in the former Chase Vista Funds, (ii) one is investing through any qualified retirement plan with 50 or more participants or
(iii) one is a participant in certain qualified retirement plans and is investing (or reinvesting) the proceeds from the repayment of a plan loan made to him or her.

    Purchases of the Fund's Class A shares may be made with no initial sales charge through an investment adviser or financial planner that charges a fee for its services.

    Purchases of the Fund's Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

    Purchases of the Fund's Class A shares may be made with no initial sales charge in accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund, the Fund's Distributor or the JPMorgan Funds Service Center.

    The Fund may sell Class A shares without an initial sales charge to the current and retired Trustees (and their immediate families), current and retired employees (and their immediate families) of J.P. Morgan Chase & Co., the Fund's Distributor and transfer agent or any affiliates or subsidiaries thereof, registered representatives and other employees (and their immediate families) of broker-dealers having selected dealer agreements with the Fund's Distributor, employees (and their immediate families) of financial institutions having selected dealer agreements with the Fund's Distributor (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of JPMorgan Fund shares) and financial institution trust departments investing an aggregate of $1 million or more in the JPMorgan Funds.

    Shareholders of record of any JPMorgan Fund as of November 30, 1990 and certain immediate family members may purchase the Fund's Class A shares with no initial sales charge for as long as they continue to own Class A shares of any JPMorgan Fund, provided there is no change in account registration.

    Upon written request, Class A shareholders of the Fund have a one time privilege of reinstating their investment in the Fund at net asset value next determined subject to written request within 90 calendar days of the redemption. The reinstatement request must be accompanied by payment for the shares (not in excess of the redemption), and shares will be purchased at the next determined net asset value. Class B shareholders who have redeemed their shares and paid a contingent deferred sales charge

("CDSC") with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B shares.

    Shareholders may exchange their shares in the Fund for shares of the same class in any other JPMorgan Fund that offers such share class. The shareholder will not pay a sales charge for such exchange. JPMorgan Chase may discontinue this exchange privilege at any time.

    The Fund reserves the right to limit the number of exchanges or to refuse an exchange. The Fund may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

    Under the Exchange Privilege, shares may be exchanged for shares of the same class of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of the Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any JPMorgan money market fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption rate, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

    The Funds' Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares. The Distributor keeps the entire amount of any CDSC the investor pays.

    The contingent deferred sales charge for Class B shares will be waived for certain exchanges and for redemptions in connection with the Fund's systematic withdrawal plan, subject to the conditions described in the Prospectuses. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan; (iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA; (v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.


    The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.


    Class B shares automatically convert to Class A shares (and thus are then subject to the lower expenses borne by Class A shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative NAVs per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. If the purchase of Class A Shares occurs within 90 days of the redemption of the B Shares, there is no initial sales charge (in an amount not in excess of their redemption proceeds). At the time of the conversion the NAV per share of the Class A shares may be higher or lower than the NAV per share of the Class B shares; as a result, depending on the relative NAVs per share, a shareholder may receive fewer or more Class A shares than the number of Class B shares converted.

    The Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Fund reserves the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                          DIVIDENDS AND DISTRIBUTIONS

    The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Prospectuses.

    The Fund's dividends and distributions are paid in additional shares of the Fund unless the shareholder elects to have them paid in cash. The tax effects of the dividends and distributions are the same whether they are paid in shares or in cash. Cash dividends and distributions either (1) are credited to the shareholder's account at Morgan or at his financial professional or, (2) in the case of certain J.P. Morgan Chase clients, are paid by check mailed in accordance with the client's instructions.

                                NET ASSET VALUE

    The Fund computes its net asset value separately for each class of shares outstanding once daily as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. eastern time) on each business day as described in the Prospectuses. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On days when U.S. trading markets close early in observance of these holidays, the Fund will close for purchases and redemptions at the same time. The Fund also may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Fund's business days.


    The net asset value of each class of the Fund is equal to the value of the class's pro rata portion of Fund's investments less the Fund's liabilities. The following is a discussion of the procedures used by the Fund in valuing its assets.



    The value of investments listed on a domestic or foreign securities exchange, including National Association of Securities Dealers Automated Quotations ("NASDAQ") is based on the last sale prices on the exchange on which the security is principally traded (the "primary exchange"). If there has been no sale on the primary exchange on the valuation date, and the spread between bid and asked quotations on the primary exchange is less than or equal to 10% of the bid price for the security, the security shall be valued at the average of the closing bid and asked quotations on the primary exchange, except under certain circumstances, when the average of the closing bid and asked price is less than the last sales price of the foreign local shares, the security shall be valued at the last sales price of the local shares. Under all other circumstances (e.g. there is no last sale on the primary exchange, there are no bid and asked quotations on the primary exchange, or the spread between bid and asked quotations is greater than 10% of the bid price), the value of the security shall be the last sale price on the primary exchange up to five days prior to the valuation date unless, in the judgment of the Fund manager, material events or conditions since such last sale necessitate fair valuation of the security. With respect to securities otherwise traded in the over-the-counter market, the value shall be equal to the quoted bid price. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. For purposes of calculating net asset value all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing currency exchange rate on the valuation date.

    Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges which is currently 4:10 p.m. Eastern Standard Time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges which is currently 4:15 p.m., Eastern Standard Time. Options and futures traded on foreign exchanges are valued at the last sale price available prior to the calculation of the Fund's net asset value.



    Fixed income securities with a maturity of 60 days or more, are generally valued using bid quotations generally readily available from and supplied daily by third party pricing services or brokers of comparable securities. If such prices are not supplied by the Fund's independent pricing services, such securities are priced in accordance with fair value procedures adopted by the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.



    Securities or other assets for which market quotations are not readily available (including certain illiquid securities) are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Trustees.



    Listed options on debt securities traded on U.S. option exchanges shall be valued at their closing price on such exchanges. Futures on debt securities and related options traded on commodities exchanges shall be valued at their closing price as of the close of such commodities exchanges, which is currently
4:15 p.m., Eastern Standard Time. Options and future traded on foreign exchanges shall be valued at the last sale or close price available prior to the calculation of the Funds' net asset value. Non-listed OTC options and swaps shall be valued at the closing price provided by a counterparty or third-party broker.


                                PERFORMANCE DATA

    From time to time, the Fund may quote performance in terms of actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Shareholders may obtain current performance for the different series by calling the Adviser at (800) 348-4782.

    The classes of shares of the Fund may bear different shareholder servicing fees and other expenses, which may cause the performance of a class to differ from the performance of another class. Performance quotations will be computed separately for each class of the Fund's shares. Any fees charged by an institution directly to its customers' accounts in connection with investments in the Fund will not be included in calculations of total return.

    YIELD QUOTATIONS. Any current "yield" quotation for a class of shares of the Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by: (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result; and (c) multiplying the result by 2.

    TOTAL RETURN QUOTATIONS. The Fund may advertise "total return" and non-standardized total return data. The total return shows what an investment in the Fund would have earned over a specified period of time (one, five or ten years or since commencement of operations, if less) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. This method of calculating total return is required by regulations of the SEC. Total return data similarly calculated, unless otherwise indicated, over the specified periods of time may also be used. All performance figures are based on historical earnings and are not intended to indicate future performance. Institutional, Select, Class A, Class B and Class C shares have not been offered prior to the date of this SAI. Accordingly, no historical financial data are available for these classes.

    As required by regulations of the SEC, the annualized total return of the Fund for a period is computed by assuming a hypothetical initial payment of $1,000. It is then assumed that all of the dividends and distributions by the Fund over the period are reinvested. It is then assumed that at the end of the period, the entire amount is redeemed. The annualized total return is then calculated by determining the annual rate required for the initial payment to grow to the amount, which would have been received upon redemption.

    Aggregate total returns, reflecting the cumulative percentage change over a measuring period, also may be calculated.

    GENERAL. The Fund's performance will vary from time to time depending upon market conditions and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

    Comparative performance information may be used from time to time in advertising the Fund's shares, including appropriate market indices or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

    From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant markets or industry indices or other appropriate benchmarks; (8) discussions of Fund rankings or ratings by recognized rating organizations; and (9) discussions of various statistical methods quantifying the Fund's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

                               FUND TRANSACTIONS

    The Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Fund. See "Investment Objectives and Policies."

    Fixed income and debt securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

    In connection with portfolio transactions for the Fund, the Adviser intends to seek best execution on a competitive basis for both purchases and sales of securities.


    Under the advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser's overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes: (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.



    Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by the Adviser under the advisory agreements. The management fees that the Funds pay to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.


    Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of the Fund's brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. However, affiliated persons of the Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which the Adviser or an affiliate is a member or in a private placement in which the Adviser or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees of the Trust that either comply with rules adopted by the SEC or with interpretations of the SEC's staff.

    On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

    If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Adviser for other investment Advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

                              MASSACHUSETTS TRUST

    The Trust is a "Massachusetts business trust" of which the Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

    No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.


    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


                             DESCRIPTION OF SHARES

    The Fund represents a separate series of shares of beneficial interest of the Trust. Fund shares are further divided into separate classes. See "Massachusetts Trust."

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares of any series without changing the proportionate beneficial interest of each shareholder in the Fund.

    Each share represents an equal proportional interest in the Fund with each other share of the same class. Upon liquidation of the Fund, holders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund have no preemptive or conversion rights.

    The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Shares of each series or class generally vote together, except when required under federal securities laws or regulations to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class. Subject to the 1940 Act, the Trustees have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration, subject to certain removal procedures, and to appoint their own successors. However, immediately after such appointment, the requisite majority of the Trustees must have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative. The Trust does not intend to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote if required by either the 1940 Act or the Trust's Declaration of Trust.

    The Fund offers Institutional, Select, Class A, Class B and Class C shares. The classes of shares have several different attributes relating to sales charges and expenses, as described herein and in the applicable Prospectuses. In addition to such differences, expenses borne by each class may differ slightly because of the allocation of other class-specific expenses. For example, a higher transfer agency fee may be imposed on Class B shares than on Class A shares. The relative impact of initial sales charges, CDSC and ongoing annual expenses will depend on the length of time a share is held.

    Selected dealers and financial consultants may receive different levels of compensation depending upon the particular class of shares sold.

    Shareholders of the Trust have the right, upon the declaration in writing or vote of shareholders whose shares represent two-thirds of the net asset value of the Trust, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the shareholders whose shares represent 10% of the net asset value of the Trust. The Trustees are also required, under certain circumstances, to assist shareholders in communicating with other shareholders.

    Stock certificates are issued only upon the written request of a shareholder, subject to the policies of the investor's shareholder servicing agent, but the Trust will not issue a stock certificate with respect to shares that may be redeemed through expedited or automated procedures established by a shareholder servicing agent. No certificates are issued for Class B shares due to their conversion feature.

    For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares".

                           DISTRIBUTIONS: TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Fund's Prospectus are not intended as substitutes for careful tax planning.

                QUALIFICATION AS A REGULATED INVESTMENT COMPANY


    The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, the Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement for each taxable year, a regulated investment company must derive at least 90% of its gross income and any net tax-exempt from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").



    In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies of any one issuer), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.



    The Fund may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales. See "Additional Policies Regarding Derivative and Related Transactions." Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require the Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and
(2) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.


    The Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in pay-in-kind bonds or in obligations such as zero coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by the Fund and therefore would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount, all or a portion of any deduction for or any interest expenses incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.

    If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

                  EXCISE TAX ON REGULATED INVESTMENT COMPANIES

    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending
November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

    The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS


    The Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they generally will not qualify for the 70% dividends received deduction for corporations.

    The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


    Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.



    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with a holding period of more than 5 years beginning after December 31, 2000.


    Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

    Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

    Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.


    The Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder
(1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other refunded "exempt recipient." Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder's federal income tax liability provided the appropriate information is furnished to the IRS.


                          SALE OR REDEMPTION OF SHARES

    A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.

                          STATE AND LOCAL TAX MATTERS

    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes or withholding taxes. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

                          EFFECT OF FUTURE LEGISLATION

    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                             ADDITIONAL INFORMATION

    Telephone calls to the Fund, Morgan or a financial professional may be tape recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

    Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

    No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Fund or the Distributor. The Prospectuses and this SAI do not constitute an offer by the Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                 APPENDIX A--DESCRIPTION OF SECURITIES RATINGS

    Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch IBCA, Duff & Phelps ("Fitch"):

                                      S&P
                                   LONG-TERM

    AAA--An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

    AA--An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    A--An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

    BBB--An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    BB, B, CCC, CC, AND C--Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

    BB--An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

    B--An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

    CCC--An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

    CC--An obligation rated "CC" is currently highly vulnerable to nonpayment.

    C--A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

    D--An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    r--The symbol "r" is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

    N.R.--The designation "N.R." indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

    Note: The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

                                   SHORT-TERM

    A-1--A short-term obligation rated "A-1" is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

    A-2--A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

    A-3--A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

    B--A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

    C--A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

    D--A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                                    MOODY'S
                           LONG-TERM INVESTMENT GRADE

    Aaa--Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."

    Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

    A--Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa--Bonds rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                          LONG-TERM SPECULATIVE GRADE

    Ba--Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C--Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                        PRIME RATING SYSTEM (SHORT-TERM)

    Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    -  Leading market positions in well-established industries.
    -  High rates of return on funds employed.
    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                     FITCH
                           LONG-TERM INVESTMENT GRADE

    AAA--HIGHEST CREDIT QUALITY. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

    AA--VERY HIGH CREDIT QUALITY. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

    A--HIGH CREDIT QUALITY. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

    BBB--GOOD CREDIT QUALITY. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                          LONG-TERM SPECULATIVE GRADE

    BB--SPECULATIVE. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

    B--HIGHLY SPECULATIVE. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

    CCC, CC, C--HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable. "C" ratings signal imminent default.

    DDD, DD, D--DEFAULT. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" ratings indicate potential recoveries in the range of 50% - 90% and "D" the lowest recovery potential, i.e., below 50%.

    Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.

                                   SHORT-TERM

    A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

    F1--HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

    F2--GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

    F3--FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

    B--SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

    C--HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

    D--DEFAULT. Denotes actual or imminent payment default.

    "NR" indicates that Fitch does not rate the issuer or issue in question.

    Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC", or to short-term ratings other than "F1."

Part C - Other Information

                               ITEM 23. EXHIBITS.

(a) Declaration of Trust.(1)

(a)(1) Amendment No. 1 to Declaration of Trust, Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(2)

(a)(2) Amendment No. 2 to Declaration of Trust, Second Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(4)

(a)(3) Amendment No. 3 to Declaration of Trust, Third Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(6)

(a)(4) Amendment No. 4 to Declaration of Trust, Fourth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(8)

(a)(5) Amendment No. 5 to Declaration of Trust, Fifth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(10)

(a)(6) Amendment No. 6 to Declaration of Trust, Sixth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(14)

(a)(7) Amendment No. 7 to Declaration of Trust, Seventh Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(16)

(a)(8) Amendment No. 8 to Declaration of Trust, Eighth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest.(16)

(a)(9) Amendment No. 9 to Declaration of Trust, Ninth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (16)

(a)(10) Amendment No. 10 to Declaration of Trust, Tenth Amended and Restated Establishment and Designation of Series and Classes of Shares of Beneficial Interest. (15)

(b) Restated By-Laws.(2)

(b)(1) Amendment to Restated By-Laws.(12)

(b)(2) Amendment No. 2 to Restated By-Laws. (12)

(d) Form of Investment Advisory Agreement between Registrant and J.P.Morgan Investment Management Inc. (21)

(e)(1) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. ("FDI").(2)

(e)(2) Form of Distribution Agreement between Registrant and J.P. Morgan Fund Distributors, Inc.(18)

(g) Form of Custodian Contract between Registrant and The Chase Manhattan Bank. (22)


(h)(1) Form of Administration Agreement between Registrant and Morgan Guaranty Trust Company of New York. (20)

(h)(2) Transfer Agency Agreement between Registrant and DST Systems, Inc. (20)

(h)(3) Form of Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York. (20)

(i)      Opinion of Nixon Peabody LLP. (19)


 (j)    Not applicable


(l) Form of Purchase agreement with respect to Registrant's initial shares.(2)

(m)    12b-1 Distribution Plan. (20)

(n)    Rule 18f-3 Multi-Class Plan. (21)

(p)(1) Code of Ethics for the Registrant. (13)

(p)(2) Amended Code of Ethics for J.P. Morgan Fund Distributors, Inc. (21)

(p)(3) Amended Code of Ethics. (16)

(p)(4) Code of Ethics for the Registrant. (22)

(p)(5) Code of Ethics for Advisers.(22)

(99)(a) Powers of Attorney for: William J. Armstrong, Roland R. Eppley, Jr., George Gatch, Ann Maynard Gray, Matthew Healey, Fergus Reid, III, James J. Schonbachler, Leonard M. Spalding, Richard Vartabedian and David Wezdenko. (21)

-------------------------------------------------------

(1) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 29, 1996 (Accession No. 0000912057-96-019242).

(2) Incorporated herein from Registrant's registration statement on Form N-1A as filed on November 8, 1996 (Accession No. 0001016964-96-000034).

(4) Incorporated herein from Registrant's registration statement on Form N-1A as filed on June 19, 1997 (Accession No.0001016964-97-000117).

(5) Incorporated herein from Registrant's registration statement on Form N-1A as filed on October 21, 1997 (Accession No.0001042058-97-000005).

(6) Incorporated herein from Registrant's registration statement on Form N-1A as filed on January 2, 1998 (Accession No.0001041455-98-000012).

(8) Incorporated herein from Registrant's registration statement on Form N-1A as filed on July 28, 1998 (Accession No.0001041455-98-000039).

(9) Incorporated herein from Registrant's registration statement on Form N-1A as filed on August 25, 1998 (Accession No.0001041455-98-000054).

(10) Incorporated herein from Registrant's registration statement on Form N-1A as filed on December 31, 1998 (Accession No. 0001041455-98-000099).

(11) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 1, 1999 (Accession No.0000899681-99-000024).

(12) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 28, 2000 (Accession Number 0001041455-00-000052).

(13) Incorporated herein from Registrant's registration statement on Form N-1A as filed on April 17, 2000 (Accession Number 0001041455-00-00096).

(14) Incorporated herein from Registrant's registration statement on Form N-1A as filed on July 31, 2000 (Accession Number 0001016937-00-000008).

(15) Incorporated herein from Registrant's registration statement on Form N-1A as filed on December 11, 2000 (Accession Number 0000912057-00-053000).

(16) Incorporated herein from Registrant's registration statement on Form N-1A as filed on February 28, 2001 (Accession Number 0001005477-01-001650).

(17) Incorporated herein from Registrant's registration statement on Form N-1A as filed on March 30, 2001 (Accession Number 0000912057-01-505951).

(18) Incorporated herein from Registrant's registration statement on Form N-1A as filed on April 20, 2001 (Accession Number 0000912057-01-509686).

(19) Incorporated herein from Registrant's registration statement on Form N-1A as filed on May 16, 2001 (Accession Number 0000912057-01-516549).

(20) Incorporated herein from Registrant's registration statement on Form N-1A as filed August 28, 2001 (Accession Number 0000912057-01-530531).

(21) Incorporated herein from Registrant's registration statement on Form N-1A as filed September 7, 2001 (Accession Number 0000912057-01-531615).

 (22) Incorporated herein from Registrant's registration statement on Form N-1A as filed November 19, 2001 (Accession Number 0000912057-01-540458)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

Not applicable.

ITEM 25. INDEMNIFICATION.

Reference is made to Section 5.3 of Registrant's Declaration of Trust and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The business of J.P. Morgan Investment Management Inc. is summarized in the Prospectus constituting Part A of this Registration Statement, which is incorporated herein by reference. The business or other connections of each director and officer of J. P. Morgan J.P. Morgan Investment Management Inc is currently listed in the investment advisor registration on Form ADV for J.P. Morgan J.P. Morgan Investment Management Inc (File No. 801-21011).

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the principal underwriter of the Registrant's shares.

     J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors is located at 1211 Avenue of the Americas, New York, New York 10036. J.P. Morgan Fund Distributors is a wholly-owned subsidiary of The BISYS Group, Inc.

     J.P. Morgan Fund Distributors, Inc. acts as principal underwriters for the following investment companies:

Fleming Mutual Fund Group, Inc.
Growth and Income Portfolio
J.P. Morgan Funds

J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Master Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Value Opportunities Fund

     (b) The following is a list of the executive officers, directors and partners of J.P. Morgan Fund Distributors, Inc.

NAME AND ADDRESS                   POSITION AND OFFICES                 POSITION AND OFFICES
                                   WITH DISTRIBUTOR                        WITH REGISTRANT
----------------                   --------------------                 --------------------
Lynn J. Mangum                        Chairman                                  None
90 Park Ave.
New York, NY 10016

Margaret Warner Chambers              Vice President                            None
90 Park Ave.
New York, NY 10016

Charles Linn Booth                    Vice President/Compliance                 None
3435 Stelzer Road                     Officer
Columbus, OH 43219

Dennis Sheehan                        Director                                  None
90 Park Ave.
New York, NY 10016

Kevin J. Dell                         Secretary                                 None
90 Park Ave.
New York, NY 10016

Edward S. Forman                      Assistant Secretary                       None
90 Park Ave.
New York, NY 10016

Olu T. Lawal                          Fin/Op                                    None
90 Park Ave.
New York, NY 10016

Patrick William McKeon                Vice President/                           None
90 Park Ave.                          Chief Compliance Officer
New York, NY 10016

William J. Tomko                      President                                 None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended the "1940 Act"),and the Rules thereunder will be maintained at the offices of: JP Morgan Chase Bank, 3 Metrotech Center, Brooklyn, New York and J.P. Morgan Investment Management Inc.: 60 Wall Street, New York, New York 10260-0060, 9 West 57th Street, New York, New York 10019 or 522 Fifth Avenue, New York, New York 10036 (records relating to its functions as, shareholder servicing agent and administrative services agent and custodian and fund accounting agent

     DST Systems, Inc.: 210 W. 10th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent).

     J.P. Morgan Fund Distributors, Inc.: 1211 Avenue of the Americas, New York, New York 10036 (records relating to its functions as distributor and co-administrator).

ITEM 29. MANAGEMENT SERVICES.

    Not applicable.

ITEM 30. UNDERTAKINGS.

     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the second full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485 (b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 27th day of March, 2002.


                                                  J.P. MORGAN SERIES TRUST


By: /s/ George Gatch                            /s/ David Wezdenko
    ---------------------------                 -----------------------------
George Gatch                                        David Wezdenko
President                                           Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of March, 2002.


Fergus Reid, III*
------------------------------
Fergus Reid, III
Trustee and Chairman

William J. Armstrong*
------------------------------
William J. Armstrong
Trustee

Roland R. Eppley, Jr.*
------------------------------
Roland R. Eppley, Jr.
Trustee

Ann Maynard Gray*
------------------------------
Ann Maynard Gray
Trustee

Matthew Healey*
-----------------------------
Matthew Healey
Trustee

James J. Schonbachler*
------------------------------
James J. Schonbachler
Trustee

Leonard M. Spalding, Jr.*

------------------------------
Leonard M. Spalding, Jr.

H. Richard Vartabedian*
------------------------------
H. Richard Vartabedian
Trustee

*By      /s/ David Wezdenko
         ---------------------------
         David Wezdenko
         Attorney-in-Fact

                                INDEX TO EXHIBITS


Exhibit No.      Description of Exhibits

None